                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235

                        First Defined Portfolio Fund, LLC
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2010

TABLE OF CONTENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2010

Shareholder Letter ..................................................    1
Market Overview .....................................................    2
Performance Summaries and Portfolio Components ......................    4
Understanding Your Fund Expenses ....................................   20
Portfolios of Investments ...........................................   21
Statements of Assets and Liabilities ................................   42
Statements of Operations ............................................   44
Statements of Changes in Net Assets .................................   46
Statements of Changes in Net Assets - Membership Interest Activity ..   48
Financial Highlights ................................................   50
Notes to Financial Statements .......................................   58
Additional Information ..............................................   64

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively, the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Registrant.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report, and other regulatory filings.

SHAREHOLDER LETTER

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2010

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Defined Portfolio Fund, LLC ("the Registrant").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the past eighteen months have been challenging, the markets have been recovering since the market lows of 2008-2009. Successful investors understand that the successes they have achieved is typically because of their long-term investment perspective--through all types of markets.

The report you hold gives detailed information about eight portfolios in the Registrant over the six months ended June 30, 2010. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. We remain committed to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Defined Portfolio Fund, LLC

(PHOTO OF ROBERT F. CAREY)

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

                                 MARKET OVERVIEW

STATE OF THE ECONOMY/INVESTING

The GDP growth rate for the second quarter of 2010 was 2.4%, slightly less than the 2.6% consensus estimate from the Bloomberg survey. The U.S. economic expansion is now one-year old. The economists polled in the most recent Blue Chip Economic Indicators survey see the economy expanding by 3.1% in 2010, down from 3.3% in June. So the notion of a "double-dip" scenario is not widely held. We believe that the economy is being held back by too much legislation and uncertainty over where taxes will be in 2011. Unless Congress passes new legislation, the Bush tax cuts will expire at the close of 2010. The Federal income tax system will then revert back to the rates levied at the end of the Clinton Administration. Too much uncertainty, in our opinion, is not only bad for the stock market but the labor market as well. The lack of any serious job creation to date is stressing both Wall Street and Main Street.

The outlook for global growth is even better than in the U.S. The International Monetary Fund (IMF) is forecasting a global GDP growth rate of 4.5% for 2010 and 4.25% for 2011. The strongest growth is expected to be in the emerging and developing economies. The IMF is forecasting GDP growth of 6.8% in 2010 and 6.4% in 2011 for these economies.

For those investors concerned about investing with the unemployment rate at such a high level, they need not be. James W. Paulsen, Ph.D., and chief investment strategist at Wells Capital Management, has provided some compelling data that makes a case for investing in stocks when the U.S. unemployment rate is high. Since January 1948 (monthly data), U.S. stocks have posted an annualized total return of 20.43% for the highest quartile of unemployment rates, compared to an annualized total return of 7.34% for the lowest three quarterlies.

The Stock Trader's Almanac provides data that shows there is some correlation between stock performance and presidential cycles. During the last two years of the 44 administrations since 1833, stocks have gained 719%, well above the 243% gain during the first two years. The gain was 464% in the year prior to the election (Year 3) and 255% in the election year (Year 4).

U.S. STOCKS AND BONDS

All of the major U.S. stock indices declined in the first half of 2010. The Standard & Poor's 500 Index ("S&P 500"), Standard & Poor's MidCap 400 Index and Standard & Poor's SmallCap 600 Index were down 6.6%, 1.4%, and 0.9%, respectively, according to Bloomberg. All 10 major sectors in the S&P 500 posted losses. The top-performing sector was Industrials, down 0.8%, while the poorest showing came from Materials, down 12.9%. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected be 46.1% in 2010 and 13.9% in 2011, respectively, according to Standard & Poor's.

With respect to second quarter earnings, companies in the large-cap space posted a stronger showing than the broader market. As of August 5, 79% of S&P 500 companies had beaten earnings expectations, up from 78% earlier in the reporting season, according to Bespoke Investment Group. When you include all of the U.S. companies that have reported, the beat rate has declined from 77% early on in 2010 to 68.5%. The lowest-quality companies usually outperform at the beginning of a market upturn, but then yield to the top companies with better earnings. The non-financial companies in the S&P 500 held a record $837 billion in cash and equivalents at the close of the first quarter of 2010, according to Standard & Poor's. That amount is up 25.8% from the first quarter of 2009.

In the U.S. bond market, all of the domestic groups performed well. The top-performing group was a blend of investment-grade bonds. The Barclays Capital U.S. Aggregate Index posted a total return of 5.33%. The next closest domestic category was GNMAs, up 5.29%, as measured by the Barclays Capital GNMA 30 Year Index. The Barclays Capital Municipal Bond: Long-Bond (22+) Index posted the worst return, but was still up 4.49%.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT

FOREIGN STOCKS AND BONDS

Riskier asset classes continued their domination in the overseas markets. The top foreign story during the past six months was the sovereign debt crisis in Greece and its government's need to impose severe austerity measures to curb its unsustainable debt levels. The other European Union members interceded with a $1 trillion bailout package that, while not popular with many citizens, eventually tempered investor fears of a possible contagion. The Barclays Capital Global Emerging Markets Index of debt securities rose 2.73% (USD) in the first half of 2010, while the MSCI Emerging Markets Index of stocks declined 6.12% (USD). The Barclays Capital Global Aggregate Index of higher quality debt returned -0.31%
(USD), while the MSCI World Index (excluding the U.S.) of stocks from developed countries fell 12.06% (USD). The U.S. dollar appreciated 6.5% against a basket of major currencies. The unexpected rally in the dollar was driven largely by weakness in the Euro stemming from the debt crisis in Greece.

PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2010, the Target Managed VIP Portfolio posted a total return of -7.25% versus -6.05% for the Russell 3000(R) Index over the same period. The NAV decreased from $8.00 to $7.42 during the period.

Of the portfolio's 115 stocks, 35 advanced and 80 declined over the period. The top three performing stocks, by contribution to return, were Baidu, Inc. ADR
(BIDU), Netflix, Inc. (NFLX) and Cognizant Technology Solutions Corp., (CTSH). The worst-performing stocks, by percentage loss, were Microsoft Corp. (MSFT), BP PLC (BP) and priceline.com, Inc. (PCLN).

The technology sector was the biggest contributor to relative performance over the period due to solid stock selection. Stock selection in the consumer staples and health care sectors also contributed positively to relative performance. Energy stocks were the biggest detractors from relative performance due to their underperformance. Financials, telecommunication services and utilities stocks also hurt portfolio performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 1999-June 30, 2010

Target Managed VIP

              Target        Dow Jones      Russell 3000
           Managed VIP   Industrial Ave.       Index
           -----------   ---------------   ------------
 Dec. 99      10000          10000             10000
12/31/00      10721           9528              9253
    2001      10187           9010              8199
    2002       8047           7657              6433
    2003      10858           9823              8432
    2004      12189          10345              9440
    2005      13072          10522             10021
    2006      14577          12526             11605
    2007      15958          13639             12214
    2008       8806           9284              7658
    2009       9950          11390              9829
 6/30/10       9229          10821              9235

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                               1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                   INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                      DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                   ---------   ----------   ------------   --------------   --------------   ---------------
Target Managed VIP Portfolio (a)    10/6/99      -7.25%         9.76%          -5.26%            1.38%           -2.74%
Dow Jones Industrial Avg. (b)                    -5.00%        18.94%           1.66%            1.69%            1.55%
Russell 3000 Index (c)                           -6.05%        15.72%          -0.44%           -0.89%            0.36%

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial AverageSM is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO (CONTINUED)

                                                 % OF TOTAL
TOP 10 HOLDINGS                                 INVESTMENTS
---------------                                 -----------
Cognizant Technology Solutions Corp., Class A        4.6%
Intuitive Surgical, Inc.                             3.7
Infosys Technologies Ltd., ADR                       3.7
Travelers (The) Cos., Inc.                           3.6
Procter & Gamble (The) Co.                           3.6
Merck & Co., Inc.                                    3.5
Microsoft Corp.                                      3.4
International Business Machines Corp.                3.4
Wal-Mart Stores, Inc.                                3.2
AT&T, Inc.                                           3.1
                                                    ----
   Total                                            35.8%
                                                    ====

                                                 % OF TOTAL
SECTOR                                          INVESTMENTS
------                                          -----------
Information Technology                              21.2%
Consumer Discretionary                              16.5
Health Care                                         15.8
Consumer Staples                                    13.1
Telecommunication Services                          10.6
Financials                                           7.2
Energy                                               6.2
Industrials                                          6.1
Utilities                                            2.8
Materials                                            0.5
                                                   -----
   Total                                           100.0%
                                                   =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2010, The Dow(R) DART 10 Portfolio posted a total return of -4.27% versus -5.00% for the Dow Jones Industrial Average(SM) over the same period. The NAV decreased from $8.66 to $8.29 during the period.

Of the portfolio's 10 stocks, 2 advanced and 8 declined over the period. The top three performing stocks, by contribution to return, were McDonald's Corp. (MCD), EI du Pont de Nemours & Co. (DD) and Procter & Gamble (The) Co. (PG). The worst-performing stocks, by percentage loss, were Exxon Mobil Corp. (XOM), Chevron Corp. (CVX) and Verizon Communications, Inc. (VZ).

McDonald's (MCD) was the biggest contributor to positive portfolio performance over the period as the company's value message continued to resonate with consumers. EI du Pont de Nemours & Co. (DD) also performed well as the company benefitted from an improving economy. Proctor & Gamble Co. (PG) posted strong relative returns. Energy holdings Chevron (CVX) and Exxon Mobil (XOM) were the worst performers in the portfolio as energy shares lagged in the first half on concerns about the pace of global economic growth and the oil spill in the Gulf. AT&T (T) and Verizon (VZ) also lagged on concerns about their long-term growth opportunities.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 1999-June 30, 2010

Dow DART 10LINE

                        Dow Jones
           DART 10   Industrial Ave.
           -------   ---------------
  Dec-99    10000         10000
12/31/00    10868          9528
    2001     9262          9010
    2002     7570          7657
    2003     9078          9823
    2004     9425         10345
    2005     9121         10522
    2006    11453         12526
    2007    11529         13639
    2008     8243          9284
    2009     9392         11390
 6/30/10     8991         10821

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                            1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                   DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                ---------   ----------   ------------   --------------   --------------   ---------------
The Dow(R) DART 10 Portfolio     10/6/99      -4.27%        20.67%          -0.45%           -0.18%           -1.73%
Dow Jones Industrial Avg. (a)                 -5.00%        18.94%           1.66%            1.69%            1.55%

(a) The Dow Jones Industrial AverageSM is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

THE DOW(R) DART 10 PORTFOLIO (CONTINUED)

                                 % OF TOTAL
TOP 10 HOLDINGS                 INVESTMENTS
---------------                 -----------
McDonald's Corp.                    11.3%
E.I. du Pont de Nemours & Co.       11.0
Travelers (The) Cos., Inc.          10.6
Procter & Gamble (The) Co.          10.6
Merck & Co., Inc.                   10.2
Wal-Mart Stores, Inc.                9.6
Chevron Corp.                        9.4
AT&T, Inc.                           9.2
Verizon Communications, Inc.         9.1
Exxon Mobil Corp.                    9.0
                                   -----
   Total                           100.0%
                                   =====

                                 % OF TOTAL
SECTOR                          INVESTMENTS
------                          -----------
Consumer Staples                    20.1%
Energy                              18.5
Telecommunication Services          18.3
Consumer Discretionary              11.3
Materials                           11.0
Financials                          10.6
Health Care                         10.2
                                   -----
   Total                           100.0%
                                   =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2010, The Dow(R) Target Dividend Portfolio posted a total return of 0.38% versus -1.29% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV increased from $8.00 to $8.03 during the period.

Of the portfolio's 20 stocks, 10 advanced and 10 declined over the period. The top three performing stocks, by contribution to return, were F.N.B. Corp. (FNB), United Bankshares, Inc. (UBSI) and New York Community Bancorp, Inc. (NYB). The worst-performing stocks, by percentage loss, were People's United Financial, Inc. (PBCT), Sempra Energy (SRE) and First Niagara Financial Group, Inc. (FNFG).

Financials were the biggest contributor to the portfolio's outperformance over the first half of the year. In addition to the positive contribution from a large overweight in the sector, the portfolio's concentration on small- to mid-size banks helped as this group also outperformed over the period. Positive stock selection in the utilities and materials sectors also contributed to the portfolio's outperformance over the period.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                            May 2, 2005-June 30, 2010

Dow Target Dividend

           The Dow     Dow Jones
            Target    U.S. Select
           Dividend     Dividend    S&P 500
          Portfolio      Index       Index
          ---------   -----------   -------
  5-May     10000        10000       10000
 5/2/05      9870        10529       10879
   2006     11660        12587       12598
   2007     11790        11938       13290
   2008      7010         8240        8373
   2009      8000         9157       10589
6/30/10      8031         9885        9039

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                             1 YEAR          5 YEAR       SINCE INCEPTION
                                 INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL
                                    DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
                                 ---------   ----------   ------------   --------------   ---------------
The Dow(R) Target Dividend
   Portfolio                      5/2/05        0.38%        41.13%          -5.28%            -4.16%
Dow Jones U.S. Select Dividend
   Index(SM) (a)                               -1.29%        25.42%          -2.71%            -1.94%
S&P 500(R) Index (b)                           -6.65%        14.43%          -0.79%            -0.22%

(a) The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)

                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
---------------                    -----------
United Bankshares, Inc.                6.0%
F.N.B. Corp.                           6.0
Astoria Financial Corp.                5.6
New York Community Bancorp, Inc.       5.4
Mercury General Corp.                  5.4
BB&T Corp.                             5.3
DTE Energy Co.                         5.3
Kraft Foods, Inc., Class A             5.2
Cincinnati Financial Corp.             5.0
Sensient Technologies Corp.            5.0
                                      ----
   Total                              54.2%
                                      ====


                                    % OF TOTAL
SECTOR                             INVESTMENTS
------                             -----------
Financials                             56.9%
Utilities                              28.5
Consumer Staples                        9.6
Materials                               5.0
                                      -----
   Total                              100.0%
                                      =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2010, the Global Dividend Target 15 Portfolio posted a total return of -7.76% versus -9.84% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV decreased from $19.34 to $17.84 during the period.

Of the portfolio's 15 stocks, 3 advanced and 12 declined over the period. The top three performing stocks, by contribution to return, were HongKong Electric Holdings Ltd. (6 HK), Kraft Foods, Inc. (KFT) and CNOOC Ltd. (883 HK). The worst-performing stocks, by percentage loss, were Man Group PLC (EMG LN), Marks & Spencer Group PLC (MKS LN) and Pfizer Inc. (PFC).

Hong Kong stocks posted the best returns in helping the portfolio to relative outperformance over the period. U.K. stocks lagged over the period, presenting a drag on relative performance. On a sector basis, the portfolio's energy and utilities holdings fared well, while the portfolio's financial and industrial holdings lagged the market.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Dec. 31, 1999-June 30, 2010

Global Target 15

             Global    MSCI DTR
            Dividend     World
           Target 15     Index
           ---------   --------
  Dec-99     10000       10000
12/31/00     10196        8682
    2001      9949        7221
    2002      8486        5785
    2003     11380        7701
    2004     14274        8834
    2005     15726        8672
    2006     21771       11613
    2007     24676       12663
    2008     14119        7507
    2009     19918        9759
 6/30/10     18373        8798

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                           1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                               INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                  DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
                               ---------   ----------   ------------   --------------   --------------   ---------------
Global Dividend Target 15
   Portfolio (a)                10/6/99      -7.76%        17.37%          4.88%            7.86%              5.54%
MSCI Developed Markets World
   Index (b)                                 -9.84%        10.20%          0.06%           -1.02%              0.04%

(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)

                                              % OF TOTAL
TOP 10 HOLDINGS                              INVESTMENTS
---------------                              -----------
CNOOC Ltd.                                       8.1%
Hongkong Electric Holdings Ltd.                  8.0
Kraft Foods, Inc., Class A                       7.5
Home Depot (The), Inc.                           7.1
Bank of China Ltd.                               7.1
Tate & Lyle PLC                                  7.0
Intel Corp.                                      6.9
PetroChina Co., Ltd., H Shares                   6.8
Vodafone Group PLC                               6.6
Industrial & Commercial Bank of China Ltd.       6.5
                                                ----
   Total                                        71.6%
                                                ====

                                              % OF TOTAL
SECTOR                                       INVESTMENTS
------                                       -----------
Financials                                       18.6%
Energy                                           14.9
Consumer Staples                                 14.5
Telecommunication Services                       12.8
Consumer Discretionary                           12.7
Utilities                                         8.0
Information Technology                            6.9
Industrials                                       5.9
Health Care                                       5.7
                                                -----
   Total                                        100.0%
                                                =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2010, the S&P(R) Target 24 Portfolio posted a total return of -9.08% versus -6.65% for the S&P 500(R) Index over the same period. The NAV decreased from $7.93 to $7.21 during the period.

Of the portfolio's 24 stocks, 4 advanced and 20 declined over the period. The top three performing stocks, by contribution to return, were TJX (The) Cos., Inc. Mead Johnson Nutrition Co. (MJN) and Questar Corp. (STR). The worst-performing stocks, by percentage loss, were Baxter International, Inc.
(BAX), Franklin Resources, Inc. (BEN) and National Oilwell Varco, Inc. (NOV).

Stock selection in the technology sector was the biggest positive contributor to portfolio performance over the period. Stock selection in consumer discretionary also added to positive performance. Underperformance from the portfolio's financial holdings, including asset managers T Rowe Price and Franklin Resources, was the biggest drag on performance and led to overall portfolio underperformance. Stock selection in the energy, health care and industrial sectors also detracted from overall portfolio performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Dec. 31, 1999-June 30, 2010

S&P Target 24

              S&P         S&P
           Target 24   500 Index
           ---------   ---------
  Dec-99     10000       10000
12/31/00      8064        9090
    2001      6078        8009
    2002      5190        6239
    2003      6441        8029
    2004      7320        8902
    2005      7625        9339
    2006      7844       10815
    2007      8174       11409
    2008      5898        7188
    2009      6710        9090
 6/30/10      6101        8486

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                             1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                 INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                    DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                 ---------   ----------   ------------   --------------   --------------   ---------------
S&P(R) Target 24 Portfolio (a)    10/6/99      -9.08%         6.97%          -2.59%           -3.55%            -3.00%
S&P 500(R) Index (b)                           -6.65%        14.43%          -0.79%           -1.59%            -0.54%

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30,2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

S&P(R) TARGET 24 PORTFOLIO (CONTINUED)

                                         % OF TOTAL
TOP 10 HOLDINGS                         INVESTMENTS
---------------                         -----------
International Business Machines Corp.      20.8%
Philip Morris International, Inc.          11.1
United Technologies Corp.                   9.7
Franklin Resources, Inc.                    7.6
Baxter International, Inc.                  6.0
TJX (The) Cos., Inc.                        5.5
National Oilwell Varco, Inc.                4.9
Stryker Corp.                               4.8
T. Rowe Price Group, Inc.                   4.3
Peabody Energy Corp.                        3.7
                                           ----
   Total                                   78.4%
                                           ====

                                         % OF TOTAL
SECTOR                                  INVESTMENTS
------                                  -----------
Information Technology                      22.3%
Financials                                  14.0
Consumer Staples                            13.9
Health Care                                 12.3
Consumer Discretionary                      11.6
Industrials                                 11.1
Energy                                      10.8
Utilities                                    4.0
                                           -----
   Total                                   100.0%
                                           =====

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2010, the NASDAQ(R) Target 15 Portfolio posted a total return of -2.81% versus -6.17% for the NASDAQ 100 Index(R) over the same period. The NAV decreased from $7.11 to $6.91 during the period.

Of the portfolio's 15 stocks, 4 advanced and 11 declined over the period. The top three performing stocks, by contribution to return, were Baidu, Inc. ADR
(BIDU), Cognizant Technology Solutions Corp., Class A (CTSH) and Infosys Technologies Ltd. ADR (INFY). The worst-performing stocks, by percentage loss, were Microsoft Corp. (MSFT), Warner Chilocott PLC, Class A (WCRX) and priceline.com, Inc. (PCLN).

Strong stock selection in the technology sector accounted for the portfolio's outperformance over the period. Portfolio holdings Baidu, Inc., ADR, Cognizant Technology Solutions Corp., Class A (CTSH) and Infosys Technologies (INFY) all outperformed over the first six months of 2010. An overweight in industrial companies also helped the portfolio's performance, though it was more than offset by underperformance from the portfolio's holdings in the sector, led primarily by Foster Wheeler AG (FWLT). Stock selection in the telecommunication services and health care sectors also presented modest headwinds for the portfolio.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Dec. 31, 1999-June 30, 2010

NASDAQ Target 15

             Nasdaq      Nasdaq
           Target 15   100 Index
           ---------   ---------
  Dec-99     10000       10000
12/31/00      8822        6317
    2001      6336        4257
    2002      4678        2659
    2003      6363        3976
    2004      6192        4403
    2005      6397        4486
    2006      6966        4813
    2007      8479        5739
    2008      4164        3353
    2009      4870        5185
 6/30/10      4733        4865

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                            1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                   DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                ---------   ----------   ------------   --------------   --------------   ---------------
NASDAQ(R) Target 15 Portfolio    10/6/99      -2.81%        13.84%          -4.08%           -9.81%            -3.38%
NASDAQ(R) 100 Index (a)                       -6.17%        18.53%           3.66%           -7.09%            -3.11%

(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

                                                 % OF TOTAL
TOP 10 HOLDINGS                                 INVESTMENTS
---------------                                 -----------
Baidu, Inc., ADR                                   12.6%
Cognizant Technology Solutions Corp., Class A       8.5
Infosys Technologies Ltd., ADR                      8.3
Intuitive Surgical, Inc.                            7.9
Cerner Corp.                                        6.9
Urban Outfitters, Inc.                              6.5
Garmin Ltd.                                         6.4
Warner Chilcott PLC, Class A                        6.2
Virgin Media, Inc.                                  6.2
priceline.com, Inc.                                 6.1
                                                   ----
   Total                                           75.6%
                                                   ====

                                                 % OF TOTAL
SECTOR                                          INVESTMENTS
------                                          -----------
Information Technology                              35.0%
Consumer Discretionary                              29.3
Health Care                                         21.0
Industrials                                          8.7
Telecommunication Services                           6.0
                                                   -----
   Total                                           100.0%
                                                   =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2010, the First Trust Target Focus Four Portfolio posted a total return of -4.09% versus -6.65% for the S&P 500(R) Index over the same period. The NAV decreased from $4.16 to $3.99 during the period.

Of the portfolio's 127 stocks, 42 advanced and 85 declined over the period. The top three performing stocks, by contribution to return, were Netflix, Inc.
(NFLX), Cognizant Technology Solutions Corp. (CTSH) and F.N.B. Corp. (FNB). The worst-performing stocks, by percentage loss, were Western Digital Corp. (WDC), priceline.com, Inc. (PCLN) and Guess?, Inc. (GES).

The financial sector was overweight and outperformed the benchmark sector over the period. This sector was responsible for a majority of the portfolio's relative outperformance over the period. Stock selection in the health care and utilities sectors also contributed positively to portfolio results. An underweight in industrials, along with stock underperformance, was a drag on relative results. Stock selection in the consumer discretionary sector also presented a modest drag on relative results.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 1999-June 30, 2010

Focus Four

             Target        S&P
           Focus Four   500 Index
           ----------   ---------
  Dec-99      10000       10000
12/31/00       7360        9090
    2001       4737        8009
    2002       2991        6239
    2003       4096        8029
    2004       4561        8902
    2005       4588        9339
    2006       4772       10815
    2007       5044       11409
    2008       2833        7188
    2009       3649        9090
 6/30/10       3500        8486

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                            1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                   DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                ---------   ----------   ------------   --------------   --------------   ---------------
First Trust Target Focus Four
   Portfolio (a)                 10/6/99      -4.09%         22.77%         -5.05%           -9.74%           -8.20%
S&P 500(R) Index (b)                          -6.65%         14.43%         -0.79%           -1.59%           -0.54%

(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2010 (UNAUDITED)

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)

                                                 % OF TOTAL
TOP 10 HOLDINGS                                 INVESTMENTS
---------------                                 -----------
Cognizant Technology Solutions Corp., Class A        5.2%
Intuitive Surgical, Inc.                             4.3
priceline.com, Inc.                                  2.7
New York Community Bancorp, Inc.                     2.4
Mercury General Corp.                                2.4
Western Digital Corp.                                2.4
Netflix, Inc.                                        2.1
Trustmark Corp.                                      2.1
Urban Outfitters, Inc.                               2.0
Universal Corp.                                      2.0
                                                    ----
   Total                                            27.6%
                                                    ====

                                                 % OF TOTAL
SECTOR                                          INVESTMENTS
------                                          -----------
Financials                                          33.4%
Consumer Discretionary                              16.4
Utilities                                           13.8
Information Technology                               9.8
Health Care                                          8.0
Consumer Staples                                     5.9
Telecommunications Services                          4.5
Energy                                               3.3
Industrials                                          2.6
Materials                                            2.3
                                                   -----
   Total                                           100.0%
                                                   =====

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2010, the Value Line(R) Target 25 Portfolio posted a total return of -5.59% versus -6.05% for the Russell 3000(R) Index over the same period. The NAV decreased from $2.86 to $2.70 during the period.

Of the portfolio's 25 stocks, 7 advanced and 18 declined over the period. The top three performing stocks, by contribution to return, were Netflix, Inc.
(NFLX), Bare Escentuals, Inc. (BARE) and Deckers Outdoor Corp. (DECK). The worst-performing stocks, by percentage loss, were Western Digital Corp. (WDC), Guess?, Inc. (GES) and priceline.com, Inc. (PCLN).

A large overweight in consumer discretionary, along with positive stock selection, resulted in relative outperformance over the period. The sector was paced by strong returns from Netflix (NFLX) and Deckers Outdoor (DECK). The Fund's acquisition of Bare Escentuals (BARE) at a significant premium during the period led to outperformance from the portfolio's consumer staples holdings since the stock was up almost 50% for the period. Stock selection in the health care sector added to relative portfolio performance because our health care holdings outperformed the benchmark sector holdings. Stock selection in the technology sector, led by disk drive maker Western Digital (WDC), was a drag on relative portfolio performance. Performance from the portfolio's materials holdings also weighed on relative returns.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 1999-June 30, 2010

Target 25

           Value Line     Russell
            Target 25   3000 Index
           ----------   ----------
  Dec-99      10000        10000
12/31/00       5707         9253
    2001       2541         8199
    2002       1451         6433
    2003       2045         8432
    2004       2486         9440
    2005       2976        10021
    2006       3062        11605
    2007       3619        12214
    2008       1635         7658
    2009       1751         9829
 6/30/10       1653         9235

RETURN COMPARISON                                    PERIODS ENDED JUNE 30, 2010

                                                                    1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                        INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL    AVERAGE ANNUAL
                                           DATE       RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN      TOTAL RETURN
                                        ---------   ----------   ------------   --------------   --------------   ---------------
Value Line(R) Target 25 Portfolio (a)    10/6/99      -5.59%         0.75%          -9.22%           -17.36%          -11.48%
Russell 3000 Index (b)                                -6.05%        15.72%          -0.44%            -0.89%            0.36%

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

                                                 % OF TOTAL
TOP 10 HOLDINGS                                 INVESTMENTS
---------------                                 -----------
Netflix, Inc.                                       10.9%
Cognizant Technology Solutions Corp., Class A       8.9
Intuitive Surgical, Inc.                            8.3
Urban Outfitters, Inc.                              7.8
NII Holdings, Inc.                                  7.7
priceline.com, Inc.                                 6.4
Western Digital Corp.                               5.4
Guess?, Inc.                                        5.2
Herbalife Ltd.                                      5.0
Tupperware Brands Corp.                             4.5
                                                   ----
   Total                                           70.1%
                                                   ====

                                                 % OF TOTAL
SECTOR                                          INVESTMENTS
------                                          -----------
Consumer Discretionary                              52.3%
Information Technology                              17.7
Consumer Staples                                    11.6
Health Care                                          8.3
Telecommunication Services                           7.7
Materials                                            2.4
                                                   -----
   Total                                           100.0%
                                                   =====

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2010 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2010 to June 30, 2010.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                             HYPOTHETICAL
                                               ACTUAL EXPENSES                       (5% RETURN BEFORE EXPENSES)
                                   -------------------------------------   ------------------------------------------------
                                                               EXPENSES                               EXPENSES
                                    BEGINNING     ENDING     PAID DURING    BEGINNING     ENDING     PAID DURING
                                     ACCOUNT      ACCOUNT     PERIOD (a)     ACCOUNT      ACCOUNT     PERIOD (a)
                                      VALUE        VALUE     01/01/2010-      VALUE        VALUE     01/01/2010-   EXPENSE
                                   01/01/2010   06/30/2010    06/30/2010   01/01/2010   06/30/2010    06/30/2010   RATIO(b)
                                   ----------   ----------   -----------   ----------   ----------   -----------   --------
Target Managed VIP Portfolio ...    $1,000.00    $  927.50      $7.03       $1,000.00    $1,017.50      $7.35        1.47%
The Dow(R) DART 10 Portfolio ...     1,000.00       957.30       7.13        1,000.00     1,017.50       7.35        1.47
The Dow(R) Target Dividend
   Portfolio ...................     1,000.00     1,003.80       7.30        1,000.00     1,017.50       7.35        1.47
Global Dividend Target 15
   Portfolio ...................     1,000.00       922.40       7.01        1,000.00     1,017.50       7.35        1.47
S&P(R) Target 24 Portfolio .....     1,000.00       909.20       6.96        1,000.00     1,017.50       7.35        1.47
NASDAQ(R) Target 15 Portfolio ..     1,000.00       971.90       7.19        1,000.00     1,017.50       7.35        1.47
First Trust Target Focus
   Four Portfolio ..............     1,000.00       959.10       6.65        1,000.00     1,018.00       6.85        1.37
Value Line(R) Target 25
   Portfolio ...................     1,000.00       944.10       7.09        1,000.00     1,017.50       7.35        1.47

(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

(b)  These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

SHARES                      DESCRIPTION                        VALUE
------   ------------------------------------------------   ----------
COMMON STOCKS - 99.3%
         AEROSPACE & DEFENSE - 1.9%
 2,557   GeoEye, Inc. (b) ...............................   $   79,625
 5,851   United Technologies Corp. ......................      379,788
                                                            ----------
                                                               459,413
                                                            ----------
         AUTO COMPONENTS - 0.1%
 1,047   Fuel Systems Solutions, Inc. (b) ...............       27,170
                                                            ----------
         CAPITAL MARKETS - 2.3%
 3,417   Franklin Resources, Inc. .......................      294,511
15,991   GFI Group, Inc. ................................       89,230
 3,785   T. Rowe Price Group, Inc. ......................      168,016
                                                            ----------
                                                               551,757
                                                            ----------
         CHEMICALS - 0.5%
 2,722   Koppers Holdings, Inc. .........................       61,191
   733   NewMarket Corp. ................................       64,006
                                                            ----------
                                                               125,197
                                                            ----------
         COMMERCIAL BANKS - 1.0%
21,855   Banco Santander S.A., ADR ......................      229,478
                                                            ----------
         COMMERCIAL SERVICES & SUPPLIES - 0.2%
11,695   EnergySolutions, Inc. ..........................       59,528
                                                            ----------
         COMPUTERS & PERIPHERALS - 5.3%
 6,537   International Business Machines Corp. ..........      807,189
 7,884   Netezza Corp. (b) ..............................      107,853
   837   Teradata Corp. (b) .............................       25,512
10,627   Western Digital Corp. (b) ......................      320,510
                                                            ----------
                                                             1,261,064
                                                            ----------
         CONSTRUCTION & ENGINEERING - 0.1%
 1,563   Foster Wheeler AG (b) ..........................       32,917
                                                            ----------
         DIVERSIFIED CONSUMER SERVICES - 0.3%
 3,496   Lincoln Educational Services Corp. (b) .........       71,983
                                                            ----------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 6.7%
30,689   AT&T, Inc. .....................................      742,367
 6,015   Cogent Communications Group, Inc. (b) ..........       45,594
24,513   Deutsche Telekom AG, ADR .......................      286,067
14,228   France Telecom S.A., ADR .......................      246,287
 4,506   Neutral Tandem, Inc. (b) .......................       50,693
 4,320   Telefonica S.A., ADR ...........................      239,890
                                                            ----------
                                                             1,610,898
                                                            ----------
         ELECTRICAL EQUIPMENT - 0.9%
 6,237   Baldor Electric Co. ............................      225,031
                                                            ----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
   834   Amphenol Corp., Class A ........................       32,760
 3,508   ScanSource, Inc. (b) ...........................       87,454
                                                            ----------
                                                               120,214
                                                            ----------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                  DESCRIPTION                      VALUE
------   ------------------------------------------   ----------
COMMON STOCKS - (CONTINUED)
         ENERGY EQUIPMENT & SERVICES - 1.4%
 1,655   FMC Technologies, Inc. (b) ...............   $   87,152
 3,416   Hornbeck Offshore Services, Inc. (b) .....       49,874
 5,734   National Oilwell Varco, Inc. .............      189,623
                                                      ----------
                                                         326,649
                                                      ----------
         FOOD & STAPLES RETAILING - 3.9%
 5,699   United Natural Foods, Inc. (b) ...........      170,286
16,006   Wal-Mart Stores, Inc. ....................      769,408
                                                      ----------
                                                         939,694
                                                      ----------
         FOOD PRODUCTS - 1.7%
 2,810   American Italian Pasta Co., Class A (b) ..      148,565
 1,006   Mead Johnson Nutrition Co. ...............       50,421
 4,302   TreeHouse Foods, Inc. (b) ................      196,429
                                                      ----------
                                                         395,415
                                                      ----------
         GAS UTILITIES - 0.2%
   803   Questar Corp. ............................       36,528
                                                      ----------
         HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
 2,854   Abaxis, Inc. (b) .........................       61,161
 5,707   Baxter International, Inc. ...............      231,932
 2,815   Intuitive Surgical, Inc. (b) .............      888,470
 3,751   Stryker Corp. ............................      187,775
 2,877   Zoll Medical Corp. (b) ...................       77,967
                                                      ----------
                                                       1,447,305
                                                      ----------
         HEALTH CARE PROVIDERS & SERVICES - 1.1%
 3,492   HMS Holdings Corp. (b) ...................      189,336
 5,249   Kindred Healthcare, Inc. (b) .............       67,397
                                                      ----------
                                                         256,733
                                                      ----------
         HEALTH CARE TECHNOLOGY - 1.6%
 2,092   Cerner Corp. (b) .........................      158,762
 1,473   Computer Programs & Systems, Inc. ........       60,275
 7,569   MedAssets, Inc. (b) ......................      174,692
                                                      ----------
                                                         393,729
                                                      ----------
         HOTELS, RESTAURANTS & LEISURE - 1.4%
 4,152   Bob Evans Farms, Inc. ....................      102,222
 3,204   California Pizza Kitchen, Inc. (b) .......       48,541
 1,759   Peet's Coffee & Tea, Inc. (b) ............       69,076
 9,667   Texas Roadhouse, Inc. (b) ................      121,998
                                                      ----------
                                                         341,837
                                                      ----------
         HOUSEHOLD DURABLES - 1.5%
 5,134   Garmin Ltd. ..............................      149,810
   908   National Presto Industries, Inc. .........       84,317
 3,012   Tupperware Brands Corp. ..................      120,028
                                                      ----------
                                                         354,155
                                                      ----------
         HOUSEHOLD PRODUCTS - 3.6%
14,162   Procter & Gamble (The) Co. ...............      849,437
                                                      ----------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                       DESCRIPTION                          VALUE
------   ----------------------------------------------------   ----------
COMMON STOCKS - (CONTINUED)
         INSURANCE - 3.6%
17,293   Travelers (The) Cos., Inc. .........................   $  851,680
                                                                ----------
         INTERNET & CATALOG RETAIL - 4.0%
 2,673   Netflix, Inc. (b) ..................................      290,421
 3,782   priceline.com, Inc. (b) ............................      667,674
                                                                ----------
                                                                   958,095
                                                                ----------
         INTERNET SOFTWARE & SERVICES - 1.9%
 6,772   Baidu, Inc., ADR (b) ...............................      461,038
                                                                ----------
         IT SERVICES - 8.6%
21,693   Cognizant Technology Solutions Corp., Class A (b) ..    1,085,952
14,711   Infosys Technologies Ltd., ADR .....................      881,336
 2,056   Unisys Corp. (b) ...................................       38,015
 1,792   Wright Express Corp. (b) ...........................       53,222
                                                                ----------
                                                                 2,058,525
                                                                ----------
         LIFE SCIENCES TOOLS & SERVICES - 1.7%
 2,335   Dionex Corp. (b) ...................................      173,864
 7,687   PAREXEL International Corp. (b) ....................      166,654
   881   Waters Corp. (b) ...................................       57,001
                                                                ----------
                                                                   397,519
                                                                ----------
         MACHINERY - 1.9%
 3,891   Chart Industries, Inc. (b) .........................       60,622
   354   Flowserve Corp. ....................................       30,019
 2,633   Joy Global, Inc. ...................................      131,887
 2,424   Middleby (The) Corp. (b) ...........................      128,933
 4,429   Robbins & Myers, Inc. ..............................       96,286
                                                                ----------
                                                                   447,747
                                                                ----------
         MEDIA - 1.0%
 5,306   DISH Network Corp., Class A (b) ....................       96,304
 8,504   Virgin Media, Inc. .................................      141,932
                                                                ----------
                                                                   238,236
                                                                ----------
         MULTI-UTILITIES - 2.6%
 6,668   National Grid PLC, ADR .............................      245,582
 2,242   Public Service Enterprise Group, Inc. ..............       70,242
 1,055   Sempra Energy ......................................       49,363
10,891   Veolia Environment, ADR ............................      254,523
                                                                ----------
                                                                   619,710
                                                                ----------
         OIL, GAS & CONSUMABLE FUELS - 4.8%
 6,238   BP PLC, ADR ........................................      180,153
 7,109   ENI SpA, ADR .......................................      259,834
 3,630   Peabody Energy Corp. ...............................      142,042
13,462   Repsol YPF S.A., ADR ...............................      270,586
 5,981   Royal Dutch Shell PLC, ADR .........................      300,366
                                                                ----------
                                                                 1,152,981
                                                                ----------

                       See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                     DESCRIPTION                        VALUE
------   -----------------------------------------------   ----------
COMMON STOCKS - (CONTINUED)
         PERSONAL PRODUCTS - 1.3%
 2,947   Herbalife Ltd. ................................   $  135,709
 2,998   NBTY, Inc. (b) ................................      101,962
 2,961   Nu Skin Enterprises, Inc., Class A ............       73,818
                                                           ----------
                                                              311,489
                                                           ----------
         PHARMACEUTICALS - 5.3%
 8,537   GlaxoSmithKline PLC, ADR ......................      290,343
23,452   Merck & Co., Inc. .............................      820,116
 6,422   Warner Chilcott PLC, Class A (b) ..............      146,743
                                                           ----------
                                                            1,257,202
                                                           ----------
         PROFESSIONAL SERVICES - 0.1%
   359   Dun & Bradstreet (The) Corp. ..................       24,096
                                                           ----------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
 2,378   Plum Creek Timber Co., Inc. ...................       82,112
                                                           ----------
         SOFTWARE - 4.7%
21,590   Lawson Software, Inc. (b) .....................      157,607
35,154   Microsoft Corp. ...............................      808,894
 5,296   Progress Software Corp. (b) ...................      159,039
                                                           ----------
                                                            1,125,540
                                                           ----------
         SPECIALTY RETAIL - 6.4%
 2,541   Big 5 Sporting Goods Corp. ....................       33,389
 3,478   Dress Barn (The), Inc. (b) ....................       82,811
 1,662   DSW, Inc., Class A (b) ........................       37,328
 3,082   Genesco, Inc. (b) .............................       81,087
 4,401   Guess?, Inc. ..................................      137,487
 3,825   Hibbett Sports, Inc. (b) ......................       91,647
 3,052   J. Crew Group, Inc. (b) .......................      112,344
 1,283   Jo-Ann Stores, Inc. (b) .......................       48,125
 2,449   Jos. A. Bank Clothiers, Inc. (b) ..............      132,221
 7,081   Men's Wearhouse (The), Inc. ...................      130,007
 5,098   TJX (The) Cos., Inc. ..........................      213,861
12,422   Urban Outfitters, Inc. (b) ....................      427,193
                                                           ----------
                                                            1,527,500
                                                           ----------
         TEXTILES, APPAREL & LUXURY GOODS - 1.7%
 3,882   Coach, Inc. ...................................      141,887
 4,509   Culp, Inc. (b) ................................       49,419
   603   Deckers Outdoor Corp. (b) .....................       86,151
 1,594   Steven Madden Ltd. (b) ........................       50,243
 3,284   True Religion Apparel, Inc. (b) ...............       72,478
                                                           ----------
                                                              400,178
                                                           ----------
         TOBACCO - 2.6%
   777   Lorillard, Inc. ...............................       55,928
 9,440   Philip Morris International, Inc. .............      432,730
 3,354   Universal Corp. ...............................      133,087
                                                           ----------
                                                              621,745
                                                           ----------

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                    DESCRIPTION                       VALUE
------   ---------------------------------------------   -----------
COMMON STOCKS - (CONTINUED)
         TRADING COMPANIES & DISTRIBUTORS - 0.8%
 5,722   WESCO International, Inc. (b) ...............   $   192,660
                                                         -----------
         WIRELESS TELECOMMUNICATION SERVICES - 3.8%
12,200   NII Holdings, Inc. (b) ......................       396,744
 9,310   Syniverse Holdings, Inc. (b) ................       190,390
15,705   Vodafone Group PLC, ADR .....................       324,622
                                                         -----------
                                                             911,756
                                                         -----------
         TOTAL INVESTMENTS - 99.3%
         (Cost $25,807,400) (c) ......................    23,755,941
         NET OTHER ASSETS AND LIABILITIES - 0.7% .....       171,480
                                                         -----------
         NET ASSETS - 100.0% .........................   $23,927,421
                                                         ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,080,331 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,131,790.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                  LEVEL 2        LEVEL 3
                        TOTAL       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                      VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
                      06/30/10      PRICES        INPUTS         INPUTS
                    -----------   -----------   -----------   ------------
Common Stocks* ..   $23,755,941   $23,755,941       $--           $--
                    ===========   ===========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

SHARES                         DESCRIPTION                            VALUE
------   -------------------------------------------------------   ----------
COMMON STOCKS - 98.2%
         CHEMICALS - 10.8%
16,235   E.I. du Pont de Nemours & Co. .........................   $  561,569
                                                                   ----------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 18.0%
19,520   AT&T, Inc. ............................................      472,189
16,542   Verizon Communications, Inc. ..........................      463,507
                                                                   ----------
                                                                      935,696
                                                                   ----------
         FOOD & STAPLES RETAILING - 9.4%
10,179   Wal-Mart Stores, Inc. .................................      489,305
                                                                   ----------
         HOTELS, RESTAURANTS & LEISURE - 11.1%
 8,791   McDonald's Corp. ......................................      579,063
                                                                   ----------
         HOUSEHOLD PRODUCTS - 10.4%
 9,009   Procter & Gamble (The) Co. ............................      540,360
                                                                   ----------
         INSURANCE - 10.4%
10,998   Travelers (The) Cos., Inc. ............................      541,651
                                                                   ----------
         OIL, GAS & CONSUMABLE FUELS - 18.1%
 7,119   Chevron Corp. .........................................      483,095
 8,039   Exxon Mobil Corp. .....................................      458,786
                                                                   ----------
                                                                      941,881
                                                                   ----------
         PHARMACEUTICALS - 10.0%
14,916   Merck & Co., Inc. .....................................      521,612
                                                                   ----------
         TOTAL INVESTMENTS - 98.2%
         (Cost $5,518,730) (b) .................................    5,111,137
         NET OTHER ASSETS AND LIABILITIES - 1.8% ...............       90,877
                                                                   ----------
         NET ASSETS - 100.0% ...................................   $5,202,014
                                                                   ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,939 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $466,532.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                           VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                           06/30/10      PRICES        INPUTS         INPUTS
                          ----------   ----------   -----------   ------------
Common Stocks* ........   $5,111,137   $5,111,137       $--            $--
                          ==========   ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

 SHARES                        DESCRIPTION                             VALUE
-------   ------------------------------------------------------   -----------
COMMON STOCKS - 99.4%
          CHEMICALS - 5.0%
 38,418   Sensient Technologies Corp. ..........................   $   996,179
                                                                   -----------
          COMMERCIAL BANKS - 21.8%
 40,222   BB&T Corp. ...........................................     1,058,241
148,778   F.N.B. Corp. .........................................     1,194,687
 45,090   Trustmark Corp. ......................................       938,774
 49,906   United Bankshares, Inc. ..............................     1,194,750
                                                                   -----------
                                                                     4,386,452
                                                                   -----------
          ELECTRIC UTILITIES - 9.6%
 39,059   Northeast Utilities ..................................       995,223
 31,050   Unisource Energy Corp. ...............................       937,089
                                                                   -----------
                                                                     1,932,312
                                                                   -----------
          FOOD PRODUCTS - 5.2%
 37,397   Kraft Foods, Inc., Class A ...........................     1,047,116
                                                                   -----------
          INSURANCE - 15.1%
 33,673   Allstate Corp. .......................................       967,425
 38,911   Cincinnati Financial Corp. ...........................     1,006,628
 25,883   Mercury General Corp. ................................     1,072,592
                                                                   -----------
                                                                     3,046,645
                                                                   -----------
          MULTI-UTILITIES - 18.8%
 23,182   DTE Energy Co. .......................................     1,057,331
 65,733   NiSource, Inc. .......................................       953,128
 22,644   PG&E Corp. ...........................................       930,668
 18,075   Sempra Energy ........................................       845,729
                                                                   -----------
                                                                     3,786,856
                                                                   -----------
          THRIFTS & MORTGAGE FINANCE - 19.6%
 82,112   Astoria Financial Corp. ..............................     1,129,861
 73,274   First Niagara Financial Group, Inc. ..................       918,123
 70,852   New York Community Bancorp, Inc. .....................     1,081,910
 61,231   People's United Financial, Inc. ......................       826,619
                                                                   -----------
                                                                     3,956,513
                                                                   -----------
          TOBACCO - 4.3%
 22,023   Universal Corp. ......................................       873,873
                                                                   -----------
          TOTAL INVESTMENTS - 99.4%
          (Cost $20,730,989) (b) ...............................    20,025,946
          NET OTHER ASSETS AND LIABILITIES - 0.6% ..............       119,905
                                                                   -----------
          NET ASSETS - 100.0% ..................................   $20,145,851
                                                                   ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $345,033 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,050,076.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                         LEVEL 2        LEVEL 3
                             TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                            VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
                            06/30/10      PRICES         INPUTS        INPUTS
                          -----------   -----------   -----------   ------------
Common Stocks* ........   $20,025,946   $20,025,946       $--           $--
                          ===========   ===========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
---------   ----------------------------------------------------   -----------
COMMON STOCKS - 98.2%
            CHINA - 20.0%
4,708,000   Bank of China Ltd. (b) .............................   $ 2,375,202
3,018,000   Industrial & Commercial Bank of China Ltd. (b) .....     2,193,651
2,072,000   PetroChina Co., Ltd., H Shares (b) .................     2,291,770
                                                                   -----------
                                                                     6,860,623
                                                                   -----------
            HONG KONG - 15.9%
1,606,000   CNOOC Ltd. (b) .....................................     2,729,687
  453,000   Hongkong Electric Holdings Ltd. (b) ................     2,698,203
                                                                   -----------
                                                                     5,427,890
                                                                   -----------
            UNITED KINGDOM - 29.5%
  428,065   BAE Systems PLC (b) ................................     1,992,306
  505,178   Man Group PLC (b) ..................................     1,674,615
  383,230   Marks & Spencer Group PLC (b) ......................     1,887,947
  351,257   Tate & Lyle PLC (b) ................................     2,346,904
1,071,280   Vodafone Group PLC (b) .............................     2,207,361
                                                                   -----------
                                                                    10,109,133
                                                                   -----------
            UNITED STATES - 32.8%
   87,245   AT&T, Inc. .........................................     2,110,457
   84,818   Home Depot (The), Inc. .............................     2,380,841
  119,999   Intel Corp. ........................................     2,333,981
   89,881   Kraft Foods, Inc., Class A .........................     2,516,668
  133,555   Pfizer, Inc. .......................................     1,904,494
                                                                   -----------
                                                                    11,246,441
                                                                   -----------
            TOTAL INVESTMENTS - 98.2%
            (Cost $38,127,051) (c) .............................    33,644,087
            NET OTHER ASSETS AND LIABILITIES - 1.8% ............       601,871
                                                                   -----------
            NET ASSETS - 100.0% ................................   $34,245,958
                                                                   ===========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Security is fair valued in accordance with procedures adopted by the Registrant's Board of Trustees.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $299,994 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,782,958.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                           LEVEL 2        LEVEL 3
                                TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                               VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                               06/30/10      PRICES        INPUTS         INPUTS
                             -----------   -----------   -----------   ------------
Common Stocks:
   China .................   $ 6,860,623   $        --   $ 6,860,623        $--
   Hong Kong .............     5,427,890            --     5,427,890         --
   United Kingdom ........    10,109,133            --    10,109,133         --
   United States .........    11,246,441    11,246,441            --         --
                             -----------   -----------   -----------        ---
Total Common Stocks ......   $33,644,087   $11,246,441   $22,397,646        $--
                             ===========   ===========   ===========        ===

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

Oil, Gas & Consumable Fuels .........................    14.7%
Food Products .......................................    14.2
Commercial Banks ....................................    13.3
Electric Utilities ..................................     7.9
Specialty Retail ....................................     6.9
Semiconductors & Semiconductor Equipment ............     6.8
Wireless Telecommunication Services .................     6.4
Diversified Telecommunication Services ..............     6.2
Aerospace & Defense .................................     5.8
Pharmaceuticals .....................................     5.6
Multiline Retail ....................................     5.5
Capital Markets .....................................     4.9
Net Other Assets and Liabilities ....................     1.8
                                                        -----
                                                        100.0%
                                                        =====

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

SHARES                           DESCRIPTION                             VALUE
------   ----------------------------------------------------------   ----------
COMMON STOCKS - 98.9%
         AEROSPACE & DEFENSE - 9.6%
 9,332   United Technologies Corp..................................   $  605,740
                                                                      ----------
         CAPITAL MARKETS - 11.8%
 5,456   Franklin Resources, Inc...................................      470,253
 6,070   T. Rowe Price Group, Inc..................................      269,447
                                                                      ----------
                                                                         739,700
                                                                      ----------
         COMPUTERS & PERIPHERALS - 21.2%
10,470   International Business Machines Corp......................    1,292,836
 1,361   Teradata Corp. (b)........................................       41,483
                                                                      ----------
                                                                       1,334,319
                                                                      ----------
         ELECTRONIC EQUIPMENT & INSTRUCTION - 0.8%
 1,349   Amphenol Corp., Class A...................................       52,989
                                                                      ----------
         ENERGY EQUIPMENT & SERVICES - 7.1%
 2,684   FMC Technologies, Inc. (b)................................      141,339
 9,163   National Oilwell Varco, Inc...............................      303,020
                                                                      ----------
                                                                         444,359
                                                                      ----------
         FOOD PRODUCTS - 1.3%
 1,625   Mead Johnson Nutrition Co.................................       81,445
                                                                      ----------
         GAS UTILITIES - 0.9%
 1,237   Questar Corp..............................................       56,271
                                                                      ----------
         HEALTH CARE EQUIPMENT & SUPPLIES - 10.7%
 9,110   Baxter International, Inc.................................      370,230
 6,004   Stryker Corp..............................................      300,560
                                                                      ----------
                                                                         670,790
                                                                      ----------
         INTERNET & CATALOG RETAIL - 2.4%
   859   priceline.com, Inc. (b)...................................      151,648
                                                                      ----------
         LIFE SCIENCES TOOLS & SERVICES - 1.5%
 1,420   Waters Corp. (b)..........................................       91,874
                                                                      ----------
         MACHINERY - 0.8%
   560   Flowserve Corp............................................       47,488
                                                                      ----------
         MULTI-UTILITIES - 3.0%
 3,527   Public Service Enterprise Group, Inc......................      110,501
 1,726   Sempra Energy.............................................       80,760
                                                                      ----------
                                                                         191,261
                                                                      ----------
         OIL, GAS & CONSUMABLE FUELS - 3.7%
 5,855   Peabody Energy Corp.......................................      229,106
                                                                      ----------
         PROFESSIONAL SERVICES - 0.6%
   518   Dun & Bradstreet (The) Corp...............................       34,768
                                                                      ----------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
 3,860   Plum Creek Timber Co., Inc................................      133,286
                                                                      ----------
         SPECIALTY RETAIL - 5.4%
 8,140   TJX (The) Cos., Inc.......................................      341,473
                                                                      ----------
         TEXTILES, APPAREL & LUXURY GOODS - 3.6%
 6,177   Coach, Inc................................................      225,769
                                                                      ----------

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                           DESCRIPTION                             VALUE
------   ----------------------------------------------------------   ----------
COMMON STOCKS - (CONTINUED)
         TOBACCO - 12.4%
 1,269   Lorillard, Inc............................................   $   91,343
15,065   Philip Morris International, Inc..........................      690,580
                                                                      ----------
                                                                         781,923
                                                                      ----------
         TOTAL INVESTMENTS - 98.9%
         (Cost $6,962,910) (c).....................................    6,214,209
         NET OTHER ASSETS AND LIABILITIES - 1.1%...................       69,745
                                                                      ----------
         NET ASSETS - 100.0%.......................................   $6,283,954
                                                                      ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $811,130.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2        LEVEL 3
                       TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                     VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                     06/30/10      PRICES        INPUTS        INPUTS
                    ----------   ----------   -----------   ------------
Common Stocks* ..   $6,214,209   $6,214,209       $--            $--
                    ==========   ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

SHARES                           DESCRIPTION                             VALUE
------   ----------------------------------------------------------   ----------
COMMON STOCKS - 97.3%
         CONSTRUCTION & ENGINEERING - 2.9%
 4,335   Foster Wheeler AG (b).....................................   $   91,295
                                                                      ----------
         HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
   768   Intuitive Surgical, Inc. (b)..............................      242,396
                                                                      ----------
         HEALTH CARE TECHNOLOGY - 6.7%
 2,767   Cerner Corp. (b)..........................................      209,988
                                                                      ----------
         HOUSEHOLD DURABLES - 6.2%
 6,709   Garmin Ltd................................................      195,769
                                                                      ----------
         INTERNET & CATALOG RETAIL - 5.9%
 1,051   priceline.com, Inc. (b)...................................      185,544
                                                                      ----------
         INTERNET SOFTWARE & SERVICES - 12.3%
 5,646   Baidu, Inc., ADR (b)......................................      384,380
                                                                      ----------
         IT SERVICES - 16.3%
 5,168   Cognizant Technology Solutions Corp., Class A (b).........      258,710
 4,217   Infosys Technologies Ltd., ADR............................      252,640
                                                                      ----------
                                                                         511,350
                                                                      ----------
         MACHINERY - 5.5%
 3,453   Joy Global, Inc...........................................      172,961
                                                                      ----------
         MEDIA - 10.1%
 7,037   DISH Network Corp., Class A...............................      127,721
11,267   Virgin Media, Inc.........................................      188,046
                                                                      ----------
                                                                         315,767
                                                                      ----------
         PHARMACEUTICALS - 6.0%
 8,258   Warner Chilcott PLC, Class A (b)..........................      188,695
                                                                      ----------
         SOFTWARE - 5.6%
 7,589   Microsoft Corp............................................      174,623
                                                                      ----------
         SPECIALTY RETAIL - 6.3%
 5,725   Urban Outfitters, Inc. (b)................................      196,883
                                                                      ----------
         WIRELESS TELECOMMUNICATION SERVICES - 5.8%
 5,592   NII Holdings, Inc. (b)....................................      181,852
                                                                      ----------
         TOTAL INVESTMENTS - 97.3%
         (Cost $3,108,491) (c).....................................    3,051,503
         NET OTHER ASSETS AND LIABILITIES - 2.7%...................       84,153
                                                                      ----------
         NET ASSETS - 100.0%.......................................   $3,135,656
                                                                      ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $161,464 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $218,452.

ADR  American Depositary Receipt

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2        LEVEL 3
                       TOTAL       LEVEL 1    SIGNIFICANT    SIGNIFICANT
                     VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                     06/30/10      PRICES        INPUTS        INPUTS
                    ----------   ----------   -----------   ------------
Common Stocks* ..   $3,051,503   $3,051,503       $--            $--
                    ==========   ==========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

SHARES                        DESCRIPTION                          VALUE
------   -----------------------------------------------------   ---------
COMMON STOCKS - 99.1%
         AEROSPACE & DEFENSE - 0.9%
   751   Esterline Technologies Corp. (b) ....................   $   35,635
   628   Triumph Group, Inc. .................................       41,844
                                                                 ----------
                                                                     77,479
                                                                 ----------
         AIRLINES - 0.3%
 1,800   SkyWest, Inc. .......................................       21,996
                                                                 ----------
         AUTO COMPONENTS - 0.2%
   656   Fuel Systems Solutions, Inc. (b) ....................       17,023
                                                                 ----------
         AUTOMOBILES - 0.4%
   694   Daimler AG (b) ......................................       35,082
                                                                 ----------
         BUILDING PRODUCTS - 0.3%
 2,487   Griffon Corp. (b) ...................................       27,506
                                                                 ----------
         CAPITAL MARKETS - 1.0%
   752   Credit Suisse Group AG, ADR .........................       28,147
   519   Deutsche Bank AG ....................................       29,147
 2,377   UBS AG (b) ..........................................       31,424
                                                                 ----------
                                                                     88,718
                                                                 ----------
         CHEMICALS - 2.0%
   463   NewMarket Corp. .....................................       40,429
 5,194   Sensient Technologies Corp. .........................      134,680
                                                                 ----------
                                                                    175,109
                                                                 ----------
         COMMERCIAL BANKS - 13.3%
   708   Bank of Montreal ....................................       38,430
 2,110   Barclays PLC, ADR ...................................       33,528
 5,438   BB&T Corp. ..........................................      143,074
 1,572   Community Bank System, Inc. .........................       34,631
20,115   F.N.B. Corp. ........................................      161,523
   646   HSBC Holdings PLC, ADR ..............................       29,451
 3,240   International Bancshares Corp. ......................       54,076
11,266   Lloyds Banking Group PLC, ADR (b) ...................       35,600
 7,473   Mitsubishi UFJ Financial Group, Inc., ADR ...........       34,077
10,295   Mizuho Financial Group, Inc., ADR ...................       33,459
 7,128   National Bank of Greece S.A., ADR (b) ...............       15,468
 2,994   PacWest Bancorp .....................................       54,820
 3,900   Royal Bank of Scotland Group PLC, ADR (b) ...........       47,190
 1,754   S&T Bancorp, Inc. ...................................       34,659
   598   Toronto-Dominion Bank (The) .........................       38,816
 8,807   Trustmark Corp. .....................................      183,362
 6,746   United Bankshares, Inc. .............................      161,499
 1,007   Wintrust Financial Corp. ............................       33,573
                                                                 ----------
                                                                  1,167,236
                                                                 ----------
         COMMUNICATIONS EQUIPMENT - 0.3%
 1,064   Black Box Corp. .....................................       29,675
                                                                 ----------
         COMPUTERS & PERIPHERALS - 2.3%
 6,786   Western Digital Corp. (b) ...........................      204,666
                                                                 ----------

                       See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                        DESCRIPTION                          VALUE
------   -----------------------------------------------------   ---------
COMMON STOCKS - (CONTINUED)
         CONSTRUCTION & ENGINEERING - 0.6%
 1,372   URS Corp. (b) .......................................    $ 53,988
                                                                  --------
         CONSUMER FINANCE - 0.7%
 3,204   AmeriCredit Corp. (b) ...............................      58,377
                                                                  --------
         DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
 2,842   China Unicom (Hong Kong), Ltd., ADR .................      37,799
 2,504   Deutsche Telekom AG, ADR ............................      29,222
 1,852   Nippon Telegraph & Telephone Corp., ADR .............      37,670
 2,390   Telecom Italia SpA, ADR .............................      26,314
                                                                  --------
                                                                   131,005
                                                                  --------
         ELECTRIC UTILITIES - 7.0%
 3,123   Great Plains Energy, Inc. ...........................      53,153
 2,905   Hawaiian Electric Industries, Inc. ..................      66,176
 1,898   IDACORP, Inc. .......................................      63,146
 5,280   Northeast Utilities .................................     134,534
 4,915   NV Energy, Inc. .....................................      58,046
 4,831   PNM Resources, Inc. .................................      54,011
 4,200   Unisource Energy Corp. ..............................     126,756
 2,787   Westar Energy, Inc. .................................      60,227
                                                                  --------
                                                                   616,049
                                                                  --------
         ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
 1,305   Tech Data Corp. (b) .................................      46,484
                                                                  --------
         ENERGY EQUIPMENT & SERVICES - 1.3%
   794   Bristow Group, Inc. (b) .............................      23,344
 1,456   Gulf Island Fabrication, Inc. .......................      22,597
 1,906   Pride International, Inc. (b) .......................      42,580
   406   SEACOR Holdings, Inc. (b) ...........................      28,688
                                                                  --------
                                                                   117,209
                                                                  --------
         FOOD PRODUCTS - 1.6%
 5,057   Kraft Foods, Inc., Class A ..........................     141,596
                                                                  --------
         GAS UTILITIES - 0.6%
 2,067   Atmos Energy Corp. ..................................      55,892
                                                                  --------
         HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
 1,171   Intuitive Surgical, Inc. (b) ........................     369,591
 3,721   Symmetry Medical, Inc. (b) ..........................      39,219
 1,129   Teleflex, Inc. ......................................      61,282
                                                                  --------
                                                                   470,092
                                                                  --------
         HEALTH CARE PROVIDERS & SERVICES - 2.6%
 3,187   Kindred Healthcare, Inc. (b) ........................      40,921
 1,864   LifePoint Hospitals, Inc. (b) .......................      58,530
 1,329   Molina Healthcare, Inc. (b) .........................      38,275
 2,500   Omnicare, Inc. ......................................      59,250
 2,721   Res-Care, Inc. (b) ..................................      26,285
                                                                  --------
                                                                   223,261
                                                                  --------

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                        DESCRIPTION                          VALUE
------   -----------------------------------------------------   ---------
COMMON STOCKS - (CONTINUED)
         HOTELS, RESTAURANTS & LEISURE - 0.3%
 2,375   Marcus Corp. ........................................    $ 22,468
                                                                  --------
         HOUSEHOLD DURABLES - 1.3%
 1,265   Sony Corp., ADR .....................................      33,750
 1,935   Tupperware Brands Corp. .............................      77,110
                                                                  --------
                                                                   110,860
                                                                  --------
         INSURANCE - 9.3%
 4,554   Allstate Corp. ......................................     130,836
 2,447   American Financial Group, Inc. ......................      66,852
 1,551   AXA S.A., ADR .......................................      23,653
 5,260   Cincinnati Financial Corp. ..........................     136,076
 1,353   Delphi Financial Group, Inc., Class A ...............      33,027
 1,854   First American Financial Corp. ......................      23,509
 2,035   Manulife Financial Corp. ............................      29,670
 5,055   Mercury General Corp. ...............................     209,479
   565   ProAssurance Corp. (b) ..............................      32,069
   843   Safety Insurance Group, Inc. ........................      31,208
 1,309   Tower Group, Inc. ...................................      28,183
 2,725   Unitrin, Inc. .......................................      69,760
                                                                  --------
                                                                   814,322
                                                                  --------
         INTERNET & CATALOG RETAIL - 4.8%
 1,709   Netflix, Inc. (b) ...................................     185,683
 1,351   priceline.com, Inc. (b) .............................     238,506
                                                                  --------
                                                                   424,189
                                                                  --------
         INTERNET SOFTWARE & SERVICES - 0.3%
 3,658   InfoSpace, Inc. (b) .................................      27,508
                                                                  --------
         IT SERVICES - 6.2%
 9,038   Cognizant Technology Solutions Corp., Class A (b) ...     452,442
 1,854   CoreLogic, Inc. .....................................      32,742
 1,312   Unisys Corp. (b) ....................................      24,259
 1,163   Wright Express Corp. (b) ............................      34,541
                                                                  --------
                                                                   543,984
                                                                  --------
         MEDIA - 0.6%
 2,018   Scholastic Corp. ....................................      48,674
                                                                  --------
         METALS & MINING - 0.2%
   801   ArcelorMittal .......................................      21,435
                                                                  --------
         MULTI-UTILITIES - 6.1%
 3,136   DTE Energy Co. ......................................     143,033
 8,888   NiSource, Inc. ......................................     128,876
 3,062   PG&E Corp. ..........................................     125,848
 2,442   Sempra Energy .......................................     114,261
 1,113   Veolia Environnement, ADR ...........................      26,011
                                                                  --------
                                                                   538,029
                                                                  --------
         OIL, GAS & CONSUMABLE FUELS - 1.9%
 1,142   EnCana Corp. ........................................      34,648
 3,978   Patriot Coal Corp. (b) ..............................      46,741

                       See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                        DESCRIPTION                          VALUE
------   -----------------------------------------------------   ---------
COMMON STOCKS - (CONTINUED)
         OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
 1,377   Repsol YPF S.A., ADR ................................    $ 27,678
 2,681   Southern Union Co. ..................................      58,607
                                                                  --------
                                                                   167,674
                                                                  --------
         PERSONAL PRODUCTS - 2.3%
 1,868   Herbalife Ltd. ......................................      86,021
 1,911   NBTY, Inc. (b) ......................................      64,993
 1,919   Nu Skin Enterprises, Inc., Class A ..................      47,841
                                                                  --------
                                                                   198,855
                                                                  --------
         PROFESSIONAL SERVICES - 0.5%
 4,290   On Assignment, Inc. (b) .............................      21,579
 1,261   School Specialty, Inc. (b) ..........................      22,786
                                                                  --------
                                                                    44,365
                                                                  --------
         REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
 1,931   BioMed Realty Trust, Inc. ...........................      31,070
 2,614   Extra Space Storage, Inc. ...........................      36,335
 2,596   Hospitality Properties Trust ........................      54,776
 1,450   National Retail Properties, Inc. ....................      31,088
 1,438   Parkway Properties, Inc. ............................      20,952
                                                                  --------
                                                                   174,221
                                                                  --------
         SPECIALTY RETAIL - 7.0%
 1,592   Big 5 Sporting Goods Corp. ..........................      20,919
 2,154   Cabela's, Inc. (b) ..................................      30,457
 2,235   Dress Barn (The), Inc. (b) ..........................      53,215
 1,040   DSW, Inc., Class A (b) ..............................      23,358
 1,028   Group 1 Automotive, Inc. (b) ........................      24,189
 2,827   Guess?, Inc. ........................................      88,315
 1,967   J. Crew Group, Inc. (b) .............................      72,405
   823   Jo-Ann Stores, Inc. (b) .............................      30,871
 3,400   Rent-A-Center, Inc. (b) .............................      68,884
 2,386   Stage Stores, Inc. ..................................      25,482
 5,177   Urban Outfitters, Inc. (b) ..........................     178,037
                                                                  --------
                                                                   616,132
                                                                  --------
         TEXTILES, APPAREL & LUXURY GOODS - 1.7%
 2,826   Culp, Inc. (b) ......................................      30,973
   379   Deckers Outdoor Corp. (b) ...........................      54,148
 2,424   Iconix Brand Group, Inc. (b) ........................      34,833
   997   Steven Madden Ltd. (b) ..............................      31,425
                                                                  --------
                                                                   151,379
                                                                  --------
         THRIFTS & MORTGAGE FINANCE - 6.8%
11,103   Astoria Financial Corp. .............................     152,777
 9,907   First Niagara Financial Group, Inc. .................     124,135
13,837   New York Community Bancorp, Inc. ....................     211,291
 8,278   People's United Financial, Inc. .....................     111,753
                                                                  --------
                                                                   599,956
                                                                  --------

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

SHARES                        DESCRIPTION                          VALUE
------   -----------------------------------------------------   ---------
COMMON STOCKS - (CONTINUED)
         TOBACCO - 2.0%
 4,301   Universal Corp. .....................................   $  170,664
                                                                 ----------
         WIRELESS TELECOMMUNICATION SERVICES - 3.0%
 5,059   NII Holdings, Inc. (b) ..............................      164,519
 2,624   NTT DoCoMo, Inc., ADR ...............................       39,570
 1,789   Telephone & Data Systems, Inc. ......................       54,368
                                                                 ----------
                                                                    258,457
                                                                 ----------
         TOTAL INVESTMENTS - 99.1%
         (Cost $9,102,024) (c) ...............................    8,691,615
         NET OTHER ASSETS AND LIABILITIES - 0.9% .............       80,615
                                                                 ----------
         NET ASSETS - 100.0% .................................   $8,772,230
                                                                 ==========

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $382,860 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $793,269.

ADR  American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                     06/30/10       PRICES        INPUTS        INPUTS
                   -----------   -----------   -----------   ------------
Common Stocks*..   $ 8,691,615   $ 8,691,615       $--            $--
                   ===========   ===========       ===            ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)

 SHARES                          DESCRIPTION                            VALUE
-------   --------------------------------------------------------   -----------
COMMON STOCKS - 99.3%
          AUTO COMPONENTS - 0.8%
  3,061   Fuel Systems Solutions, Inc. (b) .......................   $    79,433
                                                                     -----------
          CHEMICALS - 2.4%
  2,644   NewMarket Corp. ........................................       230,874
                                                                     -----------
          COMPUTERS & PERIPHERALS - 5.4%
 17,542   Western Digital Corp. (b) ..............................       529,067
                                                                     -----------
          HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
  2,564   Intuitive Surgical, Inc. (b) ...........................       809,250
                                                                     -----------
          HOUSEHOLD DURABLES - 4.5%
 11,012   Tupperware Brands Corp. ................................       438,828
                                                                     -----------
          INTERNET & CATALOG RETAIL - 17.1%
  9,753   Netflix, Inc. (b) ......................................     1,059,663
  3,506   priceline.com, Inc. (b) ................................       618,949
                                                                     -----------
                                                                       1,678,612
                                                                     -----------
          IT SERVICES - 12.2%
 17,242   Cognizant Technology Solutions Corp., Class A (b) ......       863,135
  7,464   Unisys Corp. (b) .......................................       138,009
  6,627   Wright Express Corp. (b) ...............................       196,822
                                                                     -----------
                                                                       1,197,966
                                                                     -----------
          PERSONAL PRODUCTS - 11.5%
 10,626   Herbalife Ltd. .........................................       489,327
 10,882   NBTY, Inc. (b) .........................................       370,097
 10,942   Nu Skin Enterprises, Inc., Class A .....................       272,784
                                                                     -----------
                                                                       1,132,208
                                                                     -----------
          SPECIALTY RETAIL - 23.6%
  5,989   Big 5 Sporting Goods Corp. .............................        78,695
 12,721   Dress Barn (The), Inc. (b) .............................       302,887
  3,919   DSW, Inc., Class A (b) .................................        88,021
 16,063   Guess?, Inc. ...........................................       501,808
 11,189   J. Crew Group, Inc. (b) ................................       411,867
  4,680   Jo-Ann Stores, Inc. (b) ................................       175,547
 22,082   Urban Outfitters, Inc. (b) .............................       759,400
                                                                     -----------
                                                                       2,318,225
                                                                     -----------
          TEXTILES, APPAREL & LUXURY GOODS - 5.9%
 10,626   Culp, Inc. (b) .........................................       116,461
  2,154   Deckers Outdoor Corp. (b) ..............................       307,742
  4,769   Steven Madden Ltd. (b) .................................       150,319
                                                                     -----------
                                                                         574,522
                                                                     -----------
          WIRELESS TELECOMMUNICATION SERVICES - 7.6%
 22,908   NII Holdings, Inc. (b) .................................       744,968
                                                                     -----------
          TOTAL INVESTMENTS - 99.3%
          (Cost $10,156,732) (c) .................................     9,733,953
          NET OTHER ASSETS AND LIABILITIES - 0.7% ................        69,685
                                                                     -----------
          NET ASSETS - 100.0% ....................................   $ 9,803,638
                                                                     ===========

                       See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $972,315 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,395,094.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                  LEVEL 2        LEVEL 3
                         TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                       VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                       06/30/10      PRICES       INPUTS         INPUTS
                      ----------   ----------   -----------   ------------
Common Stocks* ....   $9,733,953   $9,733,953       $--           $--
                      ==========   ==========       ===           ===

*    See the Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010 (UNAUDITED)

                                                                                   THE DOW(R)      GLOBAL
                                                          TARGET     THE DOW(R)      TARGET       DIVIDEND
                                                       MANAGED VIP     DART 10      DIVIDEND      TARGET 15
                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                       -----------   ----------   ------------   -----------
ASSETS:
Investments, at value (1) ..........................   $23,755,941   $5,111,137   $ 20,025,946   $33,644,087
Cash ...............................................       215,175      116,698        153,642       409,984
Prepaid expenses ...................................         2,000          380          6,352         2,801
Receivables:
   Dividends .......................................        62,596        5,042         79,153       467,355
   Interest ........................................            17           11              8            25
   From Investment Advisor .........................            --        2,400             --            --
                                                       -----------   ----------   ------------   -----------
      Total Assets .................................    24,035,729    5,235,668     20,265,101    34,524,252
                                                       -----------   ----------   ------------   -----------
LIABILITIES:
Payables:
   Membership Interests redeemed ...................        55,664       12,181         74,517       214,553
   Membership Interest servicing fees ..............        22,196        4,125         18,604        30,532
   Audit fees ......................................         8,532        8,532          8,532         8,532
   Licensing fees ..................................         5,447        1,360             --            --
   12b-1 service fees ..............................         5,241        1,034          4,425         7,373
   Custodian fees ..................................         4,368        1,506          1,385           608
   Printing fees ...................................         3,816        3,816          3,816         3,816
   Legal fees ......................................           512          187            128           165
   Administrative fees .............................           545          107            460           767
   Investment advisory fees ........................           460           --          5,908        10,478
Other liabilities ..................................         1,527          806          1,475         1,470
                                                       -----------   ----------   ------------   -----------
      Total Liabilities ............................       108,308       33,654        119,250       278,294
                                                       -----------   ----------   ------------   -----------
NET ASSETS .........................................   $23,927,421   $5,202,014   $ 20,145,851   $34,245,958
                                                       ===========   ==========   ============   ===========
(1) Investments, at cost ...........................   $25,807,400   $5,518,730   $ 20,730,989   $38,127,051
                                                       ===========   ==========   ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital ....................................   $ 7,716,912   $4,186,357   $ 28,610,382   $25,815,147
Accumulated net investment income (loss) ...........     3,553,357    1,349,614      6,255,303    11,859,241
Accumulated net realized gain (loss) on
   investments and foreign currency transactions ...    14,708,611       73,636    (14,014,791)    1,050,842
Net unrealized appreciation (depreciation) on
   investments and foreign currency translation ....    (2,051,459)    (407,593)      (705,043)   (4,479,272)
                                                       -----------   ----------   ------------   -----------
NET ASSETS .........................................   $23,927,421   $5,202,014   $ 20,145,851   $34,245,958
                                                       ===========   ==========   ============   ===========
NET ASSET VALUE, offering price and redemption
   price of Membership Interests outstanding (Net
   Assets / Membership Interests outstanding) ......   $      7.42   $     8.29   $       8.03   $     17.84
                                                       ===========   ==========   ============   ===========
Number of Membership Interests outstanding .........     3,222,554      627,567      2,508,189     1,919,301
                                                       ===========   ==========   ============   ===========

                       See Notes to Financial Statements

                            FIRST TRUST
  S&P(R)      NASDAQ(R)       TARGET      VALUE LINE(R)
 TARGET 24    TARGET 15     FOCUS FOUR      TARGET 25
 PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
----------   -----------   ------------   -------------

$6,214,209   $ 3,051,503   $  8,691,615    $ 9,733,953
   108,986       102,113        147,276        122,123
     3,042         2,786            733            840

    15,683            --         17,516          3,750
         5             4              6              6
       750         3,213          2,047             --
----------   -----------   ------------    -----------
 6,342,675     3,159,619      8,859,193      9,860,672
----------   -----------   ------------    -----------


    34,457         7,215         53,987         26,821
     6,274         2,537          8,934          9,156
     8,532         8,532          8,532          8,532
        --            --          2,545          2,342
     1,368           702          1,930          2,188
     3,256           674          6,153          1,753
     3,816         3,816          3,816          3,816
       145           135             70            369
       142            73            201            227
        --            --             --          1,512
       731           279            795            318
----------   -----------   ------------    -----------
    58,721        23,963         86,963         57,034
----------   -----------   ------------    -----------
$6,283,954   $ 3,135,656   $  8,772,230    $ 9,803,638
==========   ===========   ============    ===========
$6,962,910   $ 3,108,491   $  9,102,024    $10,156,732
==========   ===========   ============    ===========

$7,169,602   $ 7,719,500   $ 27,714,659    $14,007,384
    99,354      (494,099)        22,577     (1,131,208)

  (236,301)   (4,032,757)   (18,554,597)    (2,649,759)

  (748,701)      (56,988)      (410,409)      (422,779)
----------   -----------   ------------    -----------
$6,283,954   $ 3,135,656   $  8,772,230    $ 9,803,638
==========   ===========   ============    ===========


$     7.21   $      6.91   $       3.99    $      2.70
==========   ===========   ============    ===========
   871,959       453,902      2,201,065      3,631,998
==========   ===========   ============    ===========

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

                                                                                                 THE DOW(R)      GLOBAL
                                                                        TARGET     THE DOW(R)      TARGET       DIVIDEND
                                                                     MANAGED VIP     DART 10      DIVIDEND     TARGET 15
                                                                      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                     -----------   ----------   -----------   -----------
INVESTMENT INCOME:
Dividends ........................................................   $   356,690   $ 100,222    $   508,021   $ 1,073,597
Foreign withholding tax on dividend income .......................       (14,779)         --             --       (22,106)
Interest .........................................................           100          35            102           121
                                                                     -----------   ---------    -----------   -----------
   Total investment income .......................................       342,011     100,257        508,123     1,051,612
                                                                     -----------   ---------    -----------   -----------
EXPENSES:
Investment advisory fees .........................................        86,593      15,751         71,978       121,264
Membership Interest servicing fees ...............................        50,178       9,125         41,264        70,370
12b-1 service fees ...............................................        36,080       6,563         29,991        50,527
Custodian fees ...................................................        14,917       3,382          5,567         9,883
Licensing fees ...................................................        12,691       1,034          5,326            --
Audit fees .......................................................         8,532       8,532          8,532         8,532
Fund accounting fees .............................................         7,938       1,444          6,598        11,116
Legal fees .......................................................         6,354       1,275          5,696         8,054
Printing fees ....................................................         5,357       5,357          5,357         5,357
Trustees' fees and expenses ......................................         3,999         782          4,139         5,372
Administration fees ..............................................         3,753         682          3,119         5,255
Other ............................................................         7,168       3,908          4,439         9,685
                                                                     -----------   ---------    -----------   -----------
   Total expenses ................................................       243,560      57,835        192,006       305,415
   Fees waived or expenses reimbursed by the investment advisor ..       (31,407)    (19,246)       (15,660)       (8,319)
                                                                     -----------   ---------    -----------   -----------
Net expenses .....................................................       212,153      38,589        176,346       297,096
                                                                     -----------   ---------    -----------   -----------
NET INVESTMENT INCOME (LOSS) .....................................       129,858      61,668        331,777       754,516
                                                                     -----------   ---------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ...................................................     1,520,637     611,643      1,869,604     1,352,548
   Foreign currency transactions .................................            --          --             --           894
                                                                     -----------   ---------    -----------   -----------
Net realized gain (loss) .........................................     1,520,637     611,643      1,869,604     1,353,442
                                                                     -----------   ---------    -----------   -----------
Net change in unrealized appreciation (depreciation) on:
   Investments ...................................................    (3,604,073)   (920,712)    (1,911,599)   (5,607,362)
   Foreign currency translation ..................................            --          --             --         1,091
                                                                     -----------   ---------    -----------   -----------
Net change in unrealized appreciation (depreciation) .............    (3,604,073)   (920,712)    (1,911,599)   (5,606,271)
                                                                     -----------   ---------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..........................    (2,083,436)   (309,069)       (41,995)   (4,252,829)
                                                                     -----------   ---------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $(1,953,578)  $(247,401)   $   289,782   $(3,498,313)
                                                                     ===========   =========    ===========   ===========

                       See Notes to Financial Statements

                          FIRST TRUST
   S&P(R)     NASDAQ(R)      TARGET     VALUE LINE(R)
 TARGET 24    TARGET 15    FOCUS FOUR     TARGET 25
 PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------   ---------   -----------   -------------

$    78,211   $  14,846   $   128,381    $    20,607
         --          --        (2,480)            --
         38          28            40             46
-----------   ---------   -----------    -----------
     78,249      14,874       125,941         20,653
-----------   ---------   -----------    -----------

     24,738       9,343        33,313         33,561
     14,524       5,301        19,555         19,580
     10,307       3,893        13,880         13,984
      6,433       3,145        12,439          4,359
      2,477       2,477         3,560          4,749
      8,532       8,532         8,532          8,532
      2,268         856         3,054          3,077
      1,964         812         2,674          2,621
      5,357       5,357         5,357          5,357
      1,246         419         1,611          1,511
      1,072         405         1,444          1,454
      3,185       3,477         4,792          4,033
-----------   ---------   -----------    -----------
     82,103      44,017       110,211        102,818
    (21,496)    (21,128)      (34,147)       (20,592)
-----------   ---------   -----------    -----------
     60,607      22,889        76,064         82,226
-----------   ---------   -----------    -----------
     17,642      (8,015)       49,877        (61,573)
-----------   ---------   -----------    -----------


    980,280     623,756     2,159,880        654,456
         --          --            --             --
-----------   ---------   -----------    -----------
    980,280     623,756     2,159,880        654,456
-----------   ---------   -----------    -----------

 (1,707,416)   (690,114)   (2,628,104)    (1,147,946)
         --          --            --             --
-----------   ---------   -----------    -----------
 (1,707,416)   (690,114)   (2,628,104)    (1,147,946)
-----------   ---------   -----------    -----------
   (727,136)    (66,358)     (468,224)      (493,490)
-----------   ---------   -----------    -----------
$  (709,494)  $ (74,373)  $  (418,347)   $  (555,063)
===========   =========   ===========    ===========

                       See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

                                                                                 THE DOW(R)      GLOBAL
                                                        TARGET     THE DOW(R)      TARGET      DIVIDEND
                                                     MANAGED VIP     DART 10      DIVIDEND     TARGET 15
                                                      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                     -----------   ----------   -----------   -----------
OPERATIONS:
Net investment income (loss) .....................   $   129,858   $   61,668   $   331,777   $   754,516
Net realized gain (loss) .........................     1,520,637      611,643     1,869,604     1,353,442
Net change in unrealized appreciation
   (depreciation) ................................    (3,604,073)    (920,712)   (1,911,599)   (5,606,271)
                                                     -----------   ----------   -----------   -----------
Net increase (decrease) in net assets resulting
   from operations ...............................    (1,953,578)    (247,401)      289,782    (3,498,313)
Net increase (decrease) in net assets from
   Membership Interest transactions ..............    (5,267,726)       2,392    (2,700,471)   (9,140,833)
                                                     -----------   ----------   -----------   -----------
Net increase (decrease) in net assets ............    (7,221,304)    (245,009)   (2,410,689)  (12,639,146)
NET ASSETS:
Beginning of period ..............................    31,148,725    5,447,023    22,556,540    46,885,104
                                                     -----------   ----------   -----------   -----------
End of period ....................................   $23,927,421   $5,202,014   $20,145,851   $34,245,958
                                                     ===========   ==========   ===========   ===========
Accumulated net investment income (loss) at end of
   period ........................................   $ 3,553,357   $1,349,614   $ 6,255,303   $11,859,241
                                                     ===========   ==========   ===========   ===========

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                   THE DOW(R)       GLOBAL
                                                        TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                      MANAGED VIP     DART 10       DIVIDEND      TARGET 15
                                                       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss) .....................   $    232,235   $   106,992   $    504,498   $    263,700
Net realized gain (loss) .........................    (22,513,066)   (2,341,892)   (12,440,896)   (20,382,539)
Net change in unrealized appreciation
   (depreciation) ................................     25,267,348     2,584,437     14,234,489     31,301,051
                                                     ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations ...............................      2,986,517       349,537      2,298,091     11,182,212
Net increase (decrease) in net assets from
   Membership Interest transactions ..............     (4,118,986)   (1,983,304)      (110,302)      (360,605)
                                                     ------------   -----------   ------------   ------------
Net increase (decrease) in net assets ............     (1,132,469)   (1,633,767)     2,187,789     10,821,607
NET ASSETS:
Beginning of period ..............................     32,281,194     7,080,790     20,368,751     36,063,497
                                                     ------------   -----------   ------------   ------------
End of period ....................................   $ 31,148,725   $ 5,447,023   $ 22,556,540   $ 46,885,104
                                                     ============   ===========   ============   ============
Accumulated net investment income (loss) at end of
   period ........................................   $  3,423,499   $ 1,287,946   $  5,923,526   $ 11,104,725
                                                     ============   ===========   ============   ============

                       See Notes to Financial Statements

                            FIRST TRUST
  S&P(R)       NASDAQ(R)   TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15       FOUR         TARGET 25
 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------   ----------   ------------   -------------

$    17,642   $   (8,015)   $    49,877    $   (61,573)
    980,280      623,756      2,159,880        654,456

 (1,707,416)    (690,114)    (2,628,104)    (1,147,946)
-----------   ----------    -----------    -----------

   (709,494)     (74,373)      (418,347)      (555,063)

 (2,298,828)     388,752     (2,013,819)      (852,325)
-----------   ----------    -----------    -----------
 (3,008,322)     314,379     (2,432,166)    (1,407,388)

  9,292,276    2,821,277     11,204,396     11,211,026
-----------   ----------    -----------    -----------
$ 6,283,954   $3,135,656    $ 8,772,230    $ 9,803,638
===========   ==========    ===========    ===========

$    99,354   $ (494,099)   $    22,577    $(1,131,208)
===========   ==========    ===========    ===========





                            FIRST TRUST
   S&P(R)      NASDAQ(R)   TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15       FOUR         TARGET 25
 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------   ----------   ------------   -------------

$    70,974   $  (18,720)   $    70,065    $    (78,358)
 (1,747,561)    (967,614)    (2,068,088)    (15,352,910)

  2,651,595    1,364,557      4,485,104      16,070,750
-----------   ----------    -----------    ------------

    975,008      378,223      2,487,081         639,482

    559,205     (733,794)     4,009,767      (4,614,843)
-----------   ----------    -----------    ------------
  1,534,213     (355,571)     6,496,848      (3,975,361)

  7,758,063    3,176,848      4,707,548      15,186,387
-----------   ----------    -----------    ------------
$ 9,292,276   $2,821,277    $11,204,396    $ 11,211,026
===========   ==========    ===========    ============

$    81,712   $ (486,084)   $   (27,300)   $ (1,069,635)
===========   ==========    ===========    ============

                        See Notes to Financial Statements

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

                                                                              GLOBAL
                                TARGET      THE DOW(R)      THE DOW(R)       DIVIDEND
                             MANAGED VIP     DART 10     TARGET DIVIDEND    TARGET 15
                              PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                             -----------   -----------   ---------------   ------------
AMOUNT:
Sold .....................   $ 1,718,969   $ 1,164,254     $ 5,810,840     $  1,743,440
Redeemed .................    (6,986,695)   (1,161,862)     (8,511,311)     (10,884,273)
                             -----------   -----------     -----------     ------------
Net increase (decrease) ..   $(5,267,726)  $     2,392     $(2,700,471)    $ (9,140,833)
                             ===========   ===========     ===========     ============
MEMBERSHIP INTEREST:
Sold .....................       208,669       132,746         681,863           91,624
Redeemed .................      (882,081)     (134,193)       (992,679)        (596,019)
                             -----------   -----------     -----------     ------------
Net increase (decrease) ..      (673,412)       (1,447)       (310,816)        (504,395)
                             ===========   ===========     ===========     ============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                               GLOBAL
                                TARGET       THE DOW(R)      THE DOW(R)       DIVIDEND
                              MANAGED VIP     DART 10     TARGET DIVIDEND    TARGET 15
                              PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                             ------------   -----------   ---------------   ------------
AMOUNT:
Sold .....................   $  8,235,090   $ 1,591,888     $ 8,423,668     $ 14,800,807
Redeemed .................    (12,354,076)   (3,575,192)     (8,533,970)     (15,161,412)
                             ------------   -----------     -----------     ------------
Net increase (decrease) ..   $ (4,118,986)  $(1,983,304)    $  (110,302)    $   (360,605)
                             ============   ===========     ===========     ============
MEMBERSHIP INTEREST:
Sold .....................      1,168,321       224,581       1,282,194          876,371
Redeemed .................     (1,831,373)     (527,673)     (1,370,531)      (1,083,624)
                             ------------   -----------     -----------     ------------
Net increase (decrease) ..       (663,052)     (303,092)        (88,337)        (207,253)
                             ============   ===========     ===========     ============

                        See Notes to Financial Statements

                            FIRST TRUST
  S&P(R)       NASDAQ(R)   TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15       FOUR         TARGET 25
 PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------   ----------   ------------   -------------

$   932,669   $1,092,681   $ 1,857,870    $   749,457
 (3,231,497)    (703,929)   (3,871,689)    (1,601,782)
-----------   ----------   -----------    -----------
$(2,298,828)  $  388,752   $(2,013,819)   $  (852,325)
===========   ==========   ===========    ===========

    117,523      151,100       416,755        248,024
   (416,969)     (93,779)     (907,253)      (541,532)
-----------   ----------   -----------    -----------
   (299,446)      57,321      (490,498)      (293,508)
===========   ==========   ===========    ===========

                            FIRST TRUST
  S&P(R)       NASDAQ(R)    TARGET FOCUS   VALUE LINE(R)
 TARGET 24     TARGET 15       FOUR          TARGET 25
 PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
-----------   -----------   ------------   -------------

$ 4,597,520   $ 3,281,967   $ 7,865,703     $ 1,888,882
 (4,038,315)   (4,015,761)   (3,855,936)     (6,503,725)
-----------   -----------   -----------     -----------
$   559,205   $  (733,794)  $ 4,009,767     $(4,614,843)
===========   ===========   ===========     ===========

    657,704       574,064     2,380,561         689,948
   (598,650)     (700,303)   (1,144,602)     (2,460,967)
-----------   -----------   -----------     -----------
     59,054      (126,239)    1,235,959      (1,771,019)
===========   ===========   ===========     ===========

                        See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED        YEAR         YEAR          YEAR         YEAR       YEAR
                                               06/30/10      ENDED        ENDED         ENDED        ENDED      ENDED
                                             (UNAUDITED)   12/31/09     12/31/08      12/31/07     12/31/06   12/31/05
                                             -----------   --------     --------      --------     --------   --------
Net asset value, beginning of period .....   $  8.00       $  7.08      $ 12.83       $  11.72     $  10.51   $   9.80
                                             -------       -------      -------       --------     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............      0.04(a)       0.06(a)      0.08(a)        0.07(a)      0.06       0.03
Net realized and unrealized gain (loss) ..     (0.62)         0.86        (5.83)          1.04         1.15       0.68
                                             -------       -------      -------       --------     --------   --------
Total from investment operations .........     (0.58)         0.92        (5.75)          1.11         1.21       0.71
                                             -------       -------      -------       --------     --------   --------
Net asset value, end of period ...........   $  7.42       $  8.00      $  7.08       $  12.83     $  11.72   $  10.51
                                             =======       =======      =======       ========     ========   ========
TOTAL RETURN (b) .........................     (7.25)%(c)    12.99%(c)   (44.82)%(c)      9.47%       11.51%      7.24%(c)
                                             =======       =======      =======       ========     ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $23,927       $31,149      $32,281       $174,134     $203,868   $182,892
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................      1.69%(d)      1.66%        1.51%          1.35%        1.37%      1.48%
Ratio of expenses to average net assets ..      1.47%(d)      1.47%        1.47%          1.35%        1.37%      1.47%
Ratio of net investment income (loss)
   to average net assets .................      0.90%(d)      0.82%        0.75%          0.53%        0.54%      0.26%
Portfolio turnover rate ..................        95%          111%         155%            88%          94%        76%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED        YEAR        YEAR          YEAR         YEAR       YEAR
                                               06/30/10      ENDED       ENDED         ENDED        ENDED      ENDED
                                             (UNAUDITED)   12/31/09    12/31/08      12/31/07     12/31/06   12/31/05
                                             -----------   --------    --------      --------     --------   --------
Net asset value, beginning of period .....    $ 8.66       $ 7.60      $ 10.63       $ 10.56      $  8.41    $  8.69
                                              ------       ------      -------       -------      -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........      0.10         0.14         0.13          0.11         0.14       0.14
Net realized and unrealized gain (loss) ..     (0.47)        0.92        (3.16)        (0.04)        2.01      (0.42)
                                              ------       ------      -------       -------      -------    -------
Total from investment operations .........     (0.37)        1.06        (3.03)         0.07         2.15      (0.28)
                                              ------       ------      -------       -------      -------    -------
Net asset value, end of period ...........    $ 8.29       $ 8.66      $  7.60       $ 10.63      $ 10.56    $  8.41
                                              ======       ======      =======       =======      =======    =======
TOTAL RETURN (b) .........................     (4.27)%(c)   13.95%(c)   (28.50)%(c)     0.66%(c)    25.56%     (3.22)%(c)
                                              ======       ======      =======       =======      =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....    $5,202       $5,447      $ 7,081       $16,172      $27,955    $11,611
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................      2.20%(d)     2.13%        1.81%         1.56%        1.47%      1.59%
Ratio of expenses to average net assets ..      1.47%(d)     1.47%        1.47%         1.47%        1.47%      1.47%
Ratio of net investment income (loss)
   to average net assets .................      2.35%(d)     2.00%        1.42%         1.01%        1.47%      1.66%
Portfolio turnover rate ..................        89%         108%         105%           98%          82%       145%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                 ENDED       YEAR         YEAR          YEAR       YEAR       PERIOD
                                               06/30/10      ENDED        ENDED         ENDED      ENDED      ENDED
                                             (UNAUDITED)   12/31/09     12/31/08      12/31/07   12/31/06   12/31/05 (a)
                                             -----------   --------     --------      --------   --------   ------------
Net asset value, beginning of period .....   $  8.00       $  7.01      $ 11.79       $ 11.66    $   9.87   $ 10.00
                                             -------       -------      -------       -------    --------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .........      0.12          0.18         0.28          0.25        0.23      0.12
Net realized and unrealized gain (loss) ..     (0.09)         0.81        (5.06)        (0.12)       1.56     (0.25)
                                             -------       -------      -------       -------    --------   -------
Total from investment operations .........      0.03          0.99        (4.78)         0.13        1.79     (0.13)
                                             -------       -------      -------       -------    --------   -------
Net asset value, end of period ...........   $  8.03       $  8.00      $  7.01       $ 11.79    $  11.66   $  9.87
                                             =======       =======      =======       =======    ========   =======
TOTAL RETURN (c) .........................      0.38%(d)     14.12%(d)   (40.54)%(d)     1.12%      18.14%    (1.30)%(d)
                                             =======       =======      =======       =======    ========   =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $20,146       $22,557      $20,369       $82,900    $100,906   $58,438
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................      1.60%(e)      1.67%        1.47%         1.36%       1.37%     1.52%(e)
Ratio of expenses to average net assets ..      1.47%(e)      1.47%        1.47%         1.36%       1.37%     1.47%(e)
Ratio of net investment income (loss)
   to average net assets .................      2.77%(e)      2.83%        2.76%         2.06%       2.11%     2.00%(e)
Portfolio turnover rate ..................        91%          109%         172%           83%         78%       18%

----------
(a)  The Portfolio commenced operations on May 2, 2005.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)  Annualized.

                        See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED        YEAR        YEAR         YEAR       YEAR         YEAR
                                               06/30/10      ENDED       ENDED        ENDED      ENDED       ENDED
                                             (UNAUDITED)   12/31/09    12/31/08     12/31/07   12/31/06   12/31/05(a)
                                             -----------   --------    --------     --------   --------   -----------
Net asset value, beginning of period .....   $ 19.34       $ 13.71     $ 23.96      $  21.14   $  15.27   $ 13.86
                                             -------       -------     -------      --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .........      0.35          0.11        0.72          0.60       0.63      0.35
Net realized and unrealized gain (loss) ..     (1.85)         5.52      (10.97)         2.22       5.24      1.06
                                             -------       -------     -------      --------   --------   -------
Total from investment operations .........     (1.50)         5.63      (10.25)         2.82       5.87      1.41
                                             -------       -------     -------      --------   --------   -------
Net asset value, end of period ...........   $ 17.84       $ 19.34     $ 13.71      $  23.96   $  21.14   $ 15.27
                                             =======       =======     =======      ========   ========   =======
TOTAL RETURN (c) .........................     (7.76)%(d)    41.06%(d)  (42.78)%(d)    13.34%     38.44%    10.17%(d)
                                             =======       =======     =======      ========   ========   =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $34,246       $46,885     $36,063      $173,741   $128,836   $36,791
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................      1.51%(e)      1.53%       1.53%         1.39%      1.47%     1.61%
Ratio of expenses to average net assets ..      1.47%(e)      1.47%       1.47%         1.39%      1.47%     1.47%
Ratio of net investment income (loss)
   to average net assets .................      3.73%(e)      0.71%       3.47%         2.56%      3.45%     2.49%
Portfolio turnover rate ..................       114%           84%        105%           60%        33%       70%

----------
(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)  Annualized.

                        See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                               06/30/10      ENDED      ENDED      ENDED      ENDED      ENDED
                                             (UNAUDITED)   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05
                                             -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .....   $ 7.93        $ 6.97     $  9.66    $  9.28    $  9.02    $  8.66
                                             ------        ------     -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............     0.02(a)       0.07(a)     0.01       0.04(a)   (0.04)      0.02
Net realized and unrealized gain (loss) ..    (0.74)         0.89       (2.70)      0.34       0.30       0.34
                                             ------        ------     -------    -------    -------    -------
Total from investment operations .........    (0.72)         0.96       (2.69)      0.38       0.26       0.36
                                             ------        ------     -------    -------    -------    -------
Net asset value, end of period ...........   $ 7.21        $ 7.93     $  6.97    $  9.66    $  9.28    $  9.02
                                             ======        ======     =======    =======    =======    =======
TOTAL RETURN (b) (c) .....................    (9.08)%       13.77%     (27.85)%     4.10%      2.88%      4.16%
                                             ======        ======     =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $6,284        $9,292     $ 7,758    $15,789    $16,057    $18,049
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     1.99%(d)      2.07%       1.83%      1.55%      1.56%      1.58%
Ratio of expenses to average net assets ..     1.47%(d)      1.47%       1.47%      1.47%      1.47%      1.47%
Ratio of net investment income (loss)
to average net assets ....................     0.43%(d)      0.97%       0.10%      0.43%     (0.40)%     0.20%
Portfolio turnover rate ..................      114%          142%        202%       115%       106%       113%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                               06/30/10      ENDED      ENDED      ENDED      ENDED      ENDED
                                             (UNAUDITED)   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05
                                             -----------   --------   --------   --------   --------   --------
Net asset value, beginning of period .....   $ 7.11        $ 6.08     $ 12.38    $ 10.17    $ 9.34     $ 9.04
                                             ------        ------     -------    -------    ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .........    (0.02)        (0.04)      (0.07)     (0.04)    (0.11)     (0.07)
Net realized and unrealized gain (loss) ..    (0.18)         1.07       (6.23)      2.25      0.94       0.37
                                             ------        ------     -------    -------    ------     ------
Total from investment operations .........    (0.20)         1.03       (6.30)      2.21      0.83       0.30
                                             ------        ------     -------    -------    ------     ------
Net asset value, end of period ...........   $ 6.91        $ 7.11     $  6.08    $ 12.38    $10.17     $ 9.34
                                             ======        ======     =======    =======    ======     ======
TOTAL RETURN (b) (c) .....................    (2.81)%       16.94%     (50.89)%    21.73%     8.89%      3.32%
                                             ======        ======     =======    =======    ======     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $3,136        $2,821     $ 3,177    $11,316    $7,318     $6,552
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed ............................     2.83%(d)      2.93%       2.13%      1.76%     1.84%      1.83%
Ratio of expenses to average net assets ..     1.47%(d)      1.47%       1.47%      1.47%     1.47%      1.47%
Ratio of net investment income (loss)
   to average net assets .................    (0.51)%(d)    (0.68)%     (0.79)%    (0.34)%   (1.08)%    (0.80)%
Portfolio turnover rate ..................       99%          194%        181%       161%       92%       175%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED        YEAR       YEAR         YEAR         YEAR       YEAR
                                                       06/30/10      ENDED      ENDED        ENDED        ENDED      ENDED
                                                     (UNAUDITED)   12/31/09   12/31/08   12/31/07 (a)   12/31/06   12/31/05
                                                     -----------   --------   --------   ------------   --------   --------
Net asset value, beginning of period .............    $ 4.16       $  3.23    $  5.75      $  5.44       $ 5.23    $ 5.20
                                                      ------       -------    -------      -------       ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .................      0.02          0.03       0.07         0.09         0.06     (0.01)
Net realized and unrealized gain (loss) ..........     (0.19)         0.90      (2.59)        0.22         0.15      0.04
                                                      ------       -------    -------      -------       ------    ------
Total from investment operations .................     (0.17)         0.93      (2.52)        0.31         0.21      0.03
                                                      ------       -------    -------      -------       ------    ------
Net asset value, end of period ...................    $ 3.99       $  4.16    $  3.23      $  5.75       $ 5.44    $ 5.23
                                                      ======       =======    =======      =======       ======    ======
TOTAL RETURN (c) (d) .............................     (4.09)%       28.79%    (43.83)%       5.70%        4.02%     0.58%
                                                      ======       =======    =======      =======       ======    ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............    $8,772       $11,204    $ 4,708      $12,708       $5,734    $7,004
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................      1.99%(e)      2.29%      2.97%        1.92%        1.79%     1.69%
Ratio of expenses to average net assets ..........      1.37%(e)      1.37%      1.37%        1.37%        1.37%     1.37%
Ratio of net investment income (loss)
   to average net assets .........................      0.90%(e)      0.92%      1.40%        1.54%        1.14%    (0.16)%
Portfolio turnover rate ..........................        92%           81%       248%         130%          87%       92%

----------
(a) Effective on November 19, 2007, the Portfolio changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio. The Portfolio's investment strategy was also changed. The performance figures provided reflect the Portfolio's performance both prior to and after the name change and the change in investment strategy.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)  Annualized.

                        See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX MONTHS
                                                        ENDED        YEAR        YEAR         YEAR        YEAR       YEAR
                                                       06/30/10      ENDED       ENDED        ENDED       ENDED      ENDED
                                                     (UNAUDITED)   12/31/09    12/31/08     12/31/07    12/31/06   12/31/05
                                                     -----------   --------    --------     --------    --------   --------
Net asset value, beginning of period .............   $ 2.86        $  2.67     $  5.91      $  5.00     $  4.86    $  4.06
                                                     ------        -------     -------      -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................    (0.02)(a)      (0.02)(a)   (0.01)(a)    (0.02)(a)   (0.04)     (0.02)(a)
Net realized and unrealized gain (loss) ..........    (0.14)          0.21       (3.23)        0.93        0.18       0.82
                                                     ------        -------     -------      -------     -------    -------
Total from investment operations .................    (0.16)          0.19       (3.24)        0.91        0.14       0.80
                                                     ------        -------     -------      -------     -------    -------
Net asset value, end of period ...................   $ 2.70        $  2.86     $  2.67      $  5.91     $  5.00    $  4.86
                                                     ======        =======     =======      =======     =======    =======
TOTAL RETURN (b) .................................    (5.59)%(c)      7.12%(c)  (54.82)%(c)   18.20%       2.88%     19.70%(c)
                                                     ======        =======     =======      =======     =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............   $9,804        $11,211     $15,186      $43,998     $43,776    $54,072
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ...........................     1.84%(d)       1.80%       1.51%        1.41%       1.41%      1.49%
Ratio of expenses to average net assets ..........     1.47%(d)       1.47%       1.47%        1.41%       1.41%      1.47%
Ratio of net investment income (loss)
   to average net assets .........................    (1.10)%(d)     (0.63)%     (0.22)%      (0.37)%     (0.88)%    (0.45)%
Portfolio turnover rate ..........................       99%           119%        142%         110%        124%        97%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment Portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

     Target Managed VIP Portfolio
     The Dow(R) DART 10 Portfolio
     The Dow(R) Target Dividend Portfolio
     Global Dividend Target 15 Portfolio
     S&P(R) Target 24 Portfolio
     NASDAQ(R) Target 15 Portfolio
     First Trust Target Focus Four Portfolio
     Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest" and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. A majority of each Portfolio's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value each Portfolio's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before a Portfolio values its assets, that could materially affect NAV, First Trust may use a fair value method to value such Portfolio's securities and investments. The use of fair value pricing by each Portfolio is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of the Portfolios initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                 -    Quoted prices for similar securities in active markets.

                 - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                 - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                 - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of June 30, 2010, is included with each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized appreciation of $3,693 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see "Licensing Information" in the Additional Information section of this report). The Portfolios are sub-licensees under these license agreements and are required to pay licensing fees, which are shown on the Statement of Operations.

G. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Registrant's financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Portfolios pursuant to an Investment Advisory and Management Agreement. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For successive periods from September 30, 2004 through December 31, 2011, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Portfolios any fees waived or expenses reimbursed during the three year period after the date of the waiver or reimbursement to the extent that the actual expense ratio of a particular Portfolio is less than such Portfolio's applicable expense cap at the time of the waiver or reimbursement. These amounts

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the six months ended June 30, 2010 and the expenses borne by First Trust subject to reimbursement by each Portfolio for the periods indicated were as follows:

                                                          EXPENSES BORNE BY FIRST TRUST SUBJECT TO REIMBURSEMENT
                                                        ----------------------------------------------------------
                                                                                                  SIX
                                                                                                MONTHS
                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED
                                   FEES     EXPENSES     DECEMBER     DECEMBER     DECEMBER    JUNE 30,
                                  WAIVED   REIMBURSED    31, 2007     31, 2008     31, 2009      2010       TOTAL
                                 -------   ----------   ----------   ----------   ----------   --------   --------
Target Managed VIP
   Portfolio .................   $31,407     $    --     $    --      $ 30,984      $53,913     $31,407   $116,304
The Dow(R) Dart 10
   Portfolio .................    15,751       3,495      14,895        34,027       35,264      19,246    103,432
The Dow(R) Target Dividend
   Portfolio .................    15,660          --          --           180       34,903      15,660     50,743
Global Dividend Target 15
   Portfolio .................     8,319          --          --        53,187       21,774       8,319     83,280
S&P(R) Target 24
   Portfolio .................    21,496          --       4,691        37,227       43,615      21,496    107,029
NASDAQ(R) Target 15
   Portfolio .................     9,343      11,785      13,765        39,899       40,468      21,128    115,260
First Trust Target Focus
   Four Portfolio ............    33,313         834      17,967       144,163       69,680      34,147    265,957
Value Line(R) Target 25
   Portfolio .................    20,592          --          --        12,577       41,127      20,592     74,296

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"), serves as the Registrant's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements.

PFPC Trust Company, also an indirect, majority-owned subsidiary of PNC, serves as the custodian to the Portfolios.

On July 1, 2010, PNC sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Audit Committee Chairman is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending on December 31, 2011, before rotating to serve as a chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Registrant for serving in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2010, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2010, was as follows:

                                              PURCHASES       SALES
                                             -----------   -----------
Target Managed VIP Portfolio .............   $26,769,459   $31,619,135
The Dow(R) DART 10 Portfolio .............     4,666,684     4,573,430
The Dow(R) Target Dividend Portfolio .....    20,948,241    22,915,695
Global Dividend Target 15 Portfolio ......    45,359,989    53,602,623
S&P(R) Target 24 Portfolio ...............     9,141,513    11,268,354
NASDAQ(R) Target 15 Portfolio ............     3,388,600     2,960,443
First Trust Target Focus Four Portfolio ..     9,895,748    11,816,321
Value Line(R) Target 25 Portfolio ........    10,756,344    11,634,363

                             6. MEMBERSHIP INTERESTS

The Registrant is authorized to issue an unlimited number of Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

FINANCIALS SECTOR RISK: The Portfolios may invest in securities of companies in the financial sector. The downturn in the U.S. and world economies has adversely affected banks, thrifts, credit and capital markets, companies involved in the insurance industry and other companies in the financial sectors.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that besides those subsequent events already disclosed there was the following subsequent event:

On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of First Trust. The transaction is expected to be completed by September 21, 2010 and is subject to normal closing conditions. The consummation of the transaction will be deemed to be "an assignment" (as defined in the 1940 Act) of the Investment Advisory and Management Agreement between the Registrant and First Trust, and will result in the automatic termination of the agreement. Prior to consummation of the transaction, it is anticipated that the Board of Trustees of the Registrant will consider an interim investment management agreement and a new ongoing investment management agreement with First Trust, which will contain terms substantially identical to the existing Investment Advisory and Management Agreement. If approved by the Board of Trustees of the Registrant, the new ongoing investment management agreement will be presented for shareholder approval.

ADDITIONAL INFORMATION

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Registrant"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant, on behalf of eight portfolios of the Registrant (each a "Portfolio" and collectively, the "Portfolios"), and First Trust Advisors L.P. (the "Advisor") at a meeting held on March 21-22, 2010. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement continues to be in the best interests of the Registrant and each Portfolio.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment Registrant boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement for each Portfolio, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fees for each Portfolio as compared to fees charged by investment advisors to comparable Portfolios and as compared to fees charged to other clients of the Advisor; expenses of each Portfolio as compared to expense ratios of comparable Portfolios; the nature of expenses incurred in providing services to each Portfolio and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Registrant and the Advisor is a reasonable business arrangement from each Portfolio's perspective as well as from the perspective of its interest holders.

In reviewing the Advisory Agreement, the Board considered the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Registrant and each Portfolio. The Board considered the compliance program that had been developed by the Advisor and noted the enhancements made by the Advisor to the compliance program in 2009. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Registrant and each Portfolio by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Portfolio consistent with its investment objective and policies.

The Board considered the advisory fees paid by each Portfolio under the Advisory Agreement, noting that the annual fees for each Portfolio are 0.60% of average daily net assets. The Board considered that the Advisor agreed to waive fees and reimburse expenses of each Portfolio through December 31, 2011 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust Target Focus Four Portfolio). The Board noted that the Advisor may seek restitution from each Portfolio for fees waived and reimbursed through December 31, 2011; however, such restitution is limited to the extent that it would not cause a Portfolio to exceed the expense limitation in place at the time the fees were waived or reimbursed by the Advisor. The Board also considered the advisory fees charged by the Advisor to similar funds and other non-

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

fund clients, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Portfolios', other than to registered investment Registrants. The Board noted that the Advisor does provide retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Portfolios' and noted the Advisor's standard fee for such services, while also considering the differences in services provided to the Portfolios. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of each Portfolio as compared to the management fees and expense ratios of a peer group selected by Lipper. The Board discussed with representatives of the Advisor the limitations of each peer group, including that (i) pure index funds were included in many of the peer groups; (ii) many peer funds had a different Lipper Investment Classification/Objective relative to the corresponding Portfolio; and (iii) many of the peer funds are substantially larger than the Portfolios. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Advisory Agreement.

The Board also considered performance information for each Portfolio, noting that the performance information included each Portfolio's quarterly performance report, which is part of the process that the Board has established for monitoring each Portfolio's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Portfolio's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing each Portfolio's performance to the peer group selected by Lipper, as well as to a broader peer universe and to a benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. In addition, because each Portfolio is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Portfolio to a broad peer universe. The Board also noted the differences between each Portfolio and its benchmark index. The Board noted that changes in the Portfolios' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance over longer-term periods and noted that each Portfolio's investment results were consistent with its investment objective. Based on the information provided and the Board's ongoing review of each Portfolio's performance, the Board concluded that each Portfolio's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of each Portfolio, the Board concluded that the advisory fees for each Portfolio were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Portfolio reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Portfolio for the twelve months ended December 31, 2009, as set forth in the materials provided to the Board, noting that the Advisor estimated that it incurred a loss in providing services to each Portfolio in 2009. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Registrant and the Portfolios and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Registrant and each Portfolio. No single factor was determinative in the Board's analysis.

                              LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones U.S. Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2010 (UNAUDITED)

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500"
"S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

                       This Page Left Blank Intentionally.

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

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Defined Portfolio Fund, LLC


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date August 19, 2010

* Print the name and title of each signing officer under his or her signature.